                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008 - November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   62.0%  U.S. GOVERNMENT SECURITIES                      176,038        180,121
   30.0%  CORPORATE BONDS                                  96,386         87,316
    2.8%  MORTGAGE-BACKED SECURITIES                       10,421          8,267
    4.1%  COMMERCIAL MORTGAGE BACKED SECURITIES            19,995         11,941
    0.1%  PREFERRED STOCK                                     323            258
    0.3%  SHORT-TERM INVESTMENTS                              884            884
--------------------------------------------------------------------------------
   99.3%  TOTAL INVESTMENTS                               304,047        288,787
    0.7%  OTHER ASSETS AND LIABILITIES                                     1,984
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     290,771

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITIES 62.0% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 22.2%
--------------------------------------------------------------------------------
FANNIE MAE
   6.63%, 09/15/09                                          4,500          4,670
   2.88%, 10/12/10                                          4,000          4,040
   6.25%, 02/01/11                                            500            523
   3.63%, 08/15/11                                          4,000          4,109
   4.12%, 05/06/13 (b)                                      2,000          2,024
FEDERAL HOME LOAN BANK
   5.00%, 10/02/09                                          1,000          1,026
   4.50%, 10/09/09                                          6,000          6,139
   3.38%, 10/20/10                                          9,500          9,672
   3.63%, 09/16/11                                          7,300          7,484
   3.63%, 10/18/13                                          3,500          3,580
FREDDIE MAC
   4.75%, 11/03/09                                          4,000          4,102
   3.63%, 07/23/10 (b)                                      3,000          3,034
   2.88%, 11/23/10                                          4,000          4,034
   5.88%, 03/21/11                                            200            208
   3.88%, 06/29/11                                          5,000          5,171
   4.13%, 09/27/13                                          4,500          4,705
                                                                    ------------
                                                                          64,521

U.S. TREASURY OBLIGATIONS 39.8%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   2.88%, 06/30/10                                         24,000         24,765
   1.50%, 10/31/10                                          9,000          9,094
   4.75%, 03/31/11                                         10,000         10,872
   4.63%, 10/31/11                                         47,000         51,667
   2.75%, 10/31/13                                         18,465         19,202
                                                                    ------------
                                                                         115,600
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $176,038)                                                          180,121
                                                                    ------------

CORPORATE BONDS 30.0% OF NET ASSETS

FINANCE 13.9%
--------------------------------------------------------------------------------
BANKING 10.8%
BARCLAYS BANK PLC
   7.38%, 12/15/11 (a)(b)(c)                                1,000            605
BBVA BANCOMER CAPITAL TRUST 1
   5.38%, 07/22/10 (a)(b)(c)                                2,000          2,084
CITIGROUP, INC.
   6.50%, 01/18/11                                          3,000          2,921
CREDIT SUISSE USA, INC.
   5.25%, 03/02/11                                            840            813
   5.50%, 08/15/13                                            800            748
DEUTSCHE BANK CAPITAL TRUST
   5.56%, 12/30/08 (a)(b)(c)                                8,000          7,984
GOLDMAN SACHS GROUP, INC.
   6.88%, 01/15/11                                          1,000            967
   6.60%, 01/15/12                                          1,000            935
   3.25%, 06/15/12 (f)                                      2,000          2,005
ING CAPITAL FUNDING TRUST III
   8.44%, 12/31/10 (a)(b)                                   2,000          1,420
JPMORGAN CHASE & CO.
   5.60%, 06/01/11                                          1,000            989
   3.13%, 12/01/11 (f)                                      1,500          1,505
   4.75%, 05/01/13                                          1,000            958
MORGAN STANLEY
   6.75%, 04/15/11 (b)                                      1,000            943
   5.63%, 01/09/12                                          1,000            908
   4.75%, 04/01/14                                             50             36
RBS CAPITAL TRUST IV
   4.56%, 12/31/08 (a)(b)                                   5,500          2,102
WACHOVIA BANK NA
   4.80%, 11/01/14                                          1,000            890
WELLS FARGO & CO.
   4.88%, 01/12/11                                          1,994          1,973
WELLS FARGO BANK NA
   6.45%, 02/01/11                                            500            509
                                                                    ------------
                                                                          31,295

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
BROKERAGE 0.3%
MERRILL LYNCH & CO., INC.
   4.79%, 08/04/10                                            500            479
   6.05%, 08/15/12                                            500            475
                                                                    ------------
                                                                             954

FINANCE COMPANY 1.7%
GENERAL ELECTRIC CAPITAL CORP.
   6.00%, 06/15/12                                          3,500          3,483
   4.80%, 05/01/13                                            500            477
INTERNATIONAL LEASE FINANCE CORP.
   6.38%, 03/25/13                                          1,500          1,022
                                                                    ------------
                                                                           4,982

INSURANCE 1.1%
ALLSTATE LIFE GLOBAL FUNDING TRUST
   5.38%, 04/30/13                                          3,500          3,309
                                                                    ------------
                                                                          40,540

INDUSTRIAL 14.0%
--------------------------------------------------------------------------------
BASIC INDUSTRY 1.4%
E.I. DU PONT DE NEMOURS
   5.00%, 07/15/13 (b)                                      1,000          1,001
RIO TINTO FINANCE USA LTD.
   5.88%, 07/15/13 (b)                                        500            389
XSTRATA FINANCE (CANADA) LTD.
   5.50%, 11/16/11 (b)(c)                                   3,000          2,754
                                                                    ------------
                                                                           4,144

CAPITAL GOODS 1.2%
CATERPILLAR FINANCIAL SERVICES CORP.
   6.20%, 09/30/13                                            500            501
JOHN DEERE CAPITAL CORP.
   4.90%, 09/09/13                                            500            475
RAYTHEON CO.
   5.50%, 11/15/12 (b)                                      1,000            985
WASTE MANAGEMENT, INC.
   7.38%, 08/01/10 (b)                                      1,500          1,443
                                                                    ------------
                                                                           3,404

COMMUNICATIONS 3.8%
AT&T, INC.
   6.70%, 11/15/13 (b)                                      1,600          1,595
COMCAST CABLE HOLDINGS LLC
   9.80%, 02/01/12                                            630            649
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12                                         2,965          3,122
DEUTSCHE TELEKOM INTERNATIONAL FINANCE
   5.88%, 08/20/13 (b)                                        500            452
NEWS AMERICA HOLDINGS
   9.25%, 02/01/13                                            500            530
TELEFONICA EMISIONES, S.A.U.
   5.98%, 06/20/11 (b)                                      1,000            957
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                         2,000          2,085
VERIZON COMMUNICATIONS, INC.
   5.25%, 04/15/13 (b)                                      1,000            930
VERIZON WIRELESS
   7.38%, 11/15/13 (b)(c)                                     750            744
                                                                    ------------
                                                                          11,064

CONSUMER CYCLICAL 0.9%
CVS CAREMARK CORP.
   6.30%, 12/01/08 (a)(b)                                   3,000          1,651
VIACOM, INC.
   5.75%, 04/30/11 (b)                                      1,000            912
                                                                    ------------
                                                                           2,563

CONSUMER NON-CYCLICAL 3.6%
ABBOTT LABORATORIES
   5.15%, 11/30/12 (b)                                      1,000          1,040
BOTTLING GROUP, INC.
   6.95%, 03/15/14 (b)                                        500            524
COCA-COLA ENTERPRISES, INC.
   7.38%, 03/03/14 (b)                                        250            260
DIAGEO CAPITAL PLC
   7.38%, 01/15/14 (b)                                        500            521
GENERAL MILLS, INC.
   5.25%, 08/15/13 (b)                                        500            486
MEDCO HEALTH SOLUTIONS, INC.
   6.13%, 03/15/13 (b)                                      3,000          2,761
PHILIP MORRIS INTERNATIONAL, INC.
   6.88%, 03/17/14                                          1,500          1,518
SAFEWAY, INC.
   4.95%, 08/16/10 (b)                                      3,000          2,904
THE KROGER CO.
   7.50%, 01/15/14 (b)                                        500            508
                                                                    ------------
                                                                          10,522

ENERGY 1.8%
APACHE CORP.
   6.00%, 09/15/13 (b)                                        500            510
BAKER HUGHES, INC.
   6.50%, 11/15/13 (b)                                        300            311
BP CAPITAL MARKETS PLC
   5.25%, 11/07/13                                            100            101
CONOCOPHILLIPS
   4.40%, 05/15/13 (b)                                      1,000            968
OCCIDENTAL PETROLEUM CORP.
   7.00%, 11/01/13 (b)                                        250            270
XTO ENERGY, INC.
   7.50%, 04/15/12 (b)                                      2,960          2,924
                                                                    ------------
                                                                           5,084

TECHNOLOGY 0.9%
IBM CORP.
   6.50%, 10/15/13 (b)                                      1,000          1,052
XEROX CORP.
   5.65%, 05/15/13 (b)                                      2,000          1,563
                                                                    ------------
                                                                           2,615

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
TRANSPORTATION 0.4%
BURLINGTON NORTHERN SANTA FE CORP.
   7.00%, 02/01/14 (b)                                        200            205
CANADIAN NATIONAL RAILWAY CO.
   4.95%, 01/15/14 (b)                                      1,000            954
                                                                    ------------
                                                                           1,159
                                                                    ------------
                                                                          40,555

UTILITIES 2.1%
--------------------------------------------------------------------------------
ELECTRIC 1.0%
DETROIT EDISON CO.
   6.40%, 10/01/13 (b)                                        200            205
DOMINION RESOURCES, INC.
   8.88%, 01/15/19 (b)                                        275            281
DUKE ENERGY CAROLINAS
   5.75%, 11/15/13 (b)                                      1,000          1,005
GEORGIA POWER CO.
   6.00%, 11/01/13 (b)                                        250            253
PACIFIC GAS & ELECTRIC CO.
   6.25%, 12/01/13 (b)                                        500            497
PPL ELECTRIC UTILITIES CORP.
   7.13%, 11/30/13 (b)                                        100            105
SOUTHERN CALIFORNIA EDISON CO.
   5.75%, 03/15/14 (b)                                        500            507
                                                                    ------------
                                                                           2,853

NATURAL GAS 1.1%
CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13 (b)                                      2,974          2,570
ROCKIES EXPRESS PIPELINE LLC
   6.25%, 07/15/13 (b)                                        300            294
SOUTHERN CALIFORNIA GAS CO.
   5.50%, 03/15/14 (b)                                        500            504
                                                                    ------------
                                                                           3,368
                                                                    ------------
                                                                           6,221
                                                                    ------------
TOTAL CORPORATE BONDS
(COST $96,386)                                                            87,316
                                                                    ------------

MORTGAGE-BACKED SECURITIES 2.8% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 2.8%
--------------------------------------------------------------------------------
CITIGROUP MORTGAGE LOAN TRUST, INC.
   Series 2003-1 Class WA1
   6.50%, 06/25/16 (b)                                         85             85
COUNTRYWIDE ALTERNATIVE LOAN TRUST
   Series 2003-6T2 Class A2
   5.00%, 06/25/33 (b)                                          1              1
   Series 2005-J8 Class 1A3
   5.50%, 07/25/35 (b)                                        200            168
NOMURA ASSET ACCEPTANCE CORP.
   Series 2004-AR1 Class 4A
   5.72%, 12/01/08 (a)(b)                                   4,989          3,424
RESIDENTIAL ASSET SECURITIZATION TRUST
   Series 2007-A7 Class A5
   6.00%, 07/25/37 (b)                                      5,145          4,589
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $10,421)                                                             8,267
                                                                    ------------

COMMERCIAL MORTGAGE BACKED SECURITIES 4.1% OF NET ASSETS

WAMU COMMERCIAL MORTGAGE SECURITY
   Series 2007-SL2 Class A
   5.32%, 12/01/08 (a)(b)(c)                                5,686          3,318
   Series 2007-SL3 Class A
   6.12%, 12/01/08 (a)(b)(c)                               14,320          8,623
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $19,995)                                                            11,941
                                                                    ------------

                                                         NUMBER         VALUE
SECURITY                                               OF SHARES     ($ X 1,000)
PREFERRED STOCK 0.1% OF NET ASSETS

FIRST REPUBLIC PREFERRED CAPITAL CORP.
   (b)(c)(e)                                                  300            258
                                                                    ------------
TOTAL PREFERRED STOCK
(COST $323)                                                                  258
                                                                    ------------

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

REPURCHASE AGREEMENT 0.2%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Mortgage Corporation with a value of
   $649.
   0.05%, issued 11/28/08, due 12/01/08                       634            634

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   0.82%, 12/26/08 (d)                                        200            200
   0.78%, 01/08/09 (d)                                         50             50
                                                                    ------------
                                                                             250
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $884)                                                                  884
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x1,000)

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 11/30/08, the tax basis cost of the fund's investments was $304,101, and the unrealized appreciation and depreciation were $5,070 and ($20,384) respectively, with a net unrealized depreciation of ($15,314).

(a)  Variable-rate security.

(b)  Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $26,370 or 9.1% of net assets.

(d) All or a portion of this security is held as collateral for open future contracts.

(e)  Fair-valued by Management.

(f) This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.

In addition to the above, the fund held the following at 11/30/08. All numbers are x1,000 except number of futures contracts.

                                                                      UNREALIZED
                                               NUMBER OF   CONTRACT     GAINS/
                                               CONTRACTS     VALUE     (LOSSES)
FUTURES CONTRACTS

FUTURES CONTRACTS - LONG
--------------------------------------------------------------------------------
2 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/31/09                            50     10,841           56
5 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/31/09                            75      8,753          129
                                                                      ----------
                                                                            185

FUTURES CONTRACTS - SHORT
--------------------------------------------------------------------------------
10 YEARS, SHORT, U.S. TREASURY
   NOTE, expires 03/20/09                           (75)    (9,073)        (302)
5 YEARS, SHORT, U.S. TREASURY
   NOTE, expires 03/31/09                           (50)    (5,836)         (86)
                                                                      ----------
                                                                           (388)
                                                                      ----------
NET UNREALIZED LOSSES                                                      (203)
                                                                      ----------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                   SECURTIES*
---------------------------------------------                    ---------------
Level 1 - Quoted Prices                                          $       180,121
Level 2 - Other Significant Observable Inputs                            106,757
Level 3 - Significant Unobservable Inputs                                  1,909
                                                                 ---------------
TOTAL                                                            $       288,787
                                                                 ---------------

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

*    Other Financial Instruments include future contracts of ($203).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $     20,738
Accrued discount/premiums                                                    (2)
Realized gain/loss                                                           --
Change in unrealized appreciation (depreciation)                         (6,732)
Net purchases (sales)                                                      (154)
Transfer in and/or out of Level 3                                       (11,941)
                                                                   -------------
Balance as of 11/30/08                                             $      1,909
                                                                   -------------

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
  43.0%   MORTGAGE-BACKED SECURITIES                      445,615       442,135
  20.4%   CORPORATE BONDS                                 246,001       209,279
  32.9%   U.S. GOVERNMENT SECURITIES                      318,889       337,588
   4.1%   COMMERCIAL MORTGAGE BACKED SECURITIES            60,610        42,145
   3.3%   ASSET-BACKED OBLIGATIONS                         42,456        33,738
   0.6%   PREFERRED STOCK                                   6,734         6,138
   5.7%   SHORT-TERM INVESTMENTS                           59,216        59,216
--------------------------------------------------------------------------------
 110.0%   TOTAL INVESTMENTS                             1,179,521     1,130,239
 (10.0)%  OTHER ASSETS AND LIABILITIES, NET                            (103,046)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                  1,027,193

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
MORTGAGE-BACKED SECURITIES 43.0% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 3.4%
--------------------------------------------------------------------------------
BANC OF AMERICA ALTERNATIVE LOAN TRUST
   Series 2003-11 Class 15
   0.35%, 12/01/08 (a)(b)(f)                               34,088            206
   Series 2005-2 Class CB
   5.50%, 03/25/35 (b)(f)                                   4,253            522
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
   Series 2003-8 Class 5A
   4.40%, 12/01/08 (a)(b)                                   6,916          5,219
   Series 2005-1 Class 3A1
   5.20%, 12/01/08 (a)(b)                                   3,468          2,295
COUNTRYWIDE ALTERNATIVE LOAN TRUST
   Series 2004-J2 Class 2X
   0.42%, 12/01/08 (a)(b)(f)                               11,155             72
COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST
   Series 2003-56 Class 4A2
   4.93%, 12/01/08 (a)(b)                                   6,296          4,272
   Series 2003-J6 Class 1A1
   5.50%, 08/25/33 (b)                                      3,824          3,588
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-A2 Class 2A4
   5.05%, 12/01/08 (a)(b)                                  11,183          8,530
SEQUOIA MORTGAGE TRUST
   Series 2004-4 Class B1
   1.95%, 12/20/08 (a)(b)                                   1,790          1,291
   Series 2004-4 Class B2
   2.35%, 12/20/08 (a)(b)                                   1,432            944
STRUCTURED ASSET SECURITIES CORP.
   Series 2004-2AC Class A1
   5.01%, 12/01/08 (a)(b)                                   1,323            816
WELLS FARGO MORTGAGE BACKED SECURITIES TRUST
   Series 2003-J Class 2A7
   4.46%, 12/01/08 (a)(b)                                   4,285          3,275
   Series 2003-J Class 1A4
   4.61%, 12/01/08 (a)(b)                                   5,000          3,756
                                                                    ------------
                                                                          34,786

U.S. GOVERNMENT AGENCY MORTGAGES 39.6%
--------------------------------------------------------------------------------
FANNIE MAE
   4.56%, 12/01/08 (a)                                      4,455          4,450
   6.64%, 12/01/08 (a)                                      2,306          2,329
   5.50%, 12/01/13 to 11/01/36                             77,790         79,280
   6.00%, 11/01/16 to 02/01/36                             18,421         18,859
   5.00%, 12/01/17 to 02/01/38                             46,754         47,324
   4.00%, 07/01/18                                          3,609          3,587
   4.50%, 10/01/20 to 10/01/35                             17,629         17,532
   6.50%, 09/01/22 to 11/01/37                             10,552         10,908
   7.50%, 01/01/33                                          1,353          1,426
FANNIE MAE TBA
   5.00%, 12/01/38                                          7,000          7,047
   5.50%, 12/01/38                                         36,000         36,602
   6.00%, 12/01/38                                         42,000         42,938
   6.50%, 12/01/38                                         10,000         10,280
   7.00%, 12/01/38                                          6,000          6,234
FREDDIE MAC
   5.57%, 12/01/08 (a)                                     13,415         13,603
   6.00%, 10/01/17 to 12/01/32                              5,274          5,398
   4.50%, 08/01/20                                          9,894          9,919
FREDDIE MAC GOLD
   6.00%, 04/01/15 to 01/01/34                              8,501          8,724
   4.00%, 05/01/18                                          2,686          2,665
   5.00%, 04/01/34 to 11/01/35                             30,603         30,807
GINNIE MAE
   5.00%, 08/15/28 to 06/20/38                              9,502          9,574
   7.50%, 03/15/32                                            619            655

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
   6.00%, 05/15/32 to 08/15/37                             14,532         14,868
   5.50%, 04/15/33 to 10/15/33                              2,346          2,396
   7.00%, 06/15/33                                          1,746          1,816
   4.50%, 09/15/33                                            792            784
   6.50%, 09/15/38                                          5,000          5,131
GINNIE MAE TBA
   5.50%, 12/01/38                                         12,000         12,212
                                                                    ------------
                                                                         407,349
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $445,615)                                                          442,135
                                                                    ------------

CORPORATE BONDS 20.4% OF NET ASSETS

FINANCE 8.6%
--------------------------------------------------------------------------------
BANKING  5.6%
BANK OF AMERICA CORP.
   4.90%, 05/01/13                                          2,000          1,914
   5.65%, 05/01/18                                          2,000          1,857
BARCLAYS BANK PLC
   7.43%, 09/29/49 (a)(b)(c)                                3,000          2,015
BBVA BANCOMER CAPITAL TRUST 1
   5.38%, 07/22/10 (a)(b)(c)                                3,000          3,125
CITIGROUP, INC.
   6.50%, 08/19/13                                          5,000          4,767
CREDIT SUISSE NEW YORK
   5.00%, 05/15/13                                          3,000          2,831
DEUTSCHE BANK CAPITAL TRUST
   5.56%, 12/30/08 (a)(c)                                  10,200         10,180
GOLDMAN SACHS GROUP, INC.
   6.60%, 01/15/12                                          1,000            935
   3.25%, 06/15/12 (g)                                      3,000          3,007
   6.25%, 09/01/17                                          2,000          1,652
   6.15%, 04/01/18                                          1,500          1,226
   5.95%, 01/15/27 (b)                                      2,000          1,251
ING CAPITAL FUNDING TRUST III
   8.44%, 12/31/10 (a)(b)                                   1,000            710
JPMORGAN CHASE & CO.
   5.60%, 06/01/11                                            250            247
   3.13%, 12/01/11 (g)                                      3,500          3,511
   6.00%, 01/15/18                                          4,500          4,351
MORGAN STANLEY
   6.75%, 04/15/11 (b)                                        500            472
   4.75%, 04/01/14                                            200            145
   6.00%, 04/28/15                                          2,000          1,652
   6.63%, 04/01/18 (b)                                      2,000          1,661
   7.25%, 04/01/32 (b)                                        500            422
RBS CAPITAL TRUST IV
   4.56%, 12/31/08 (a)(b)                                  10,500          4,013
WACHOVIA BANK NA
   4.88%, 02/01/15                                          2,000          1,780
WELLS FARGO & CO.
   4.38%, 01/31/13                                          2,000          1,911
WELLS FARGO CO.
   5.63%, 12/11/17                                          2,000          1,900
                                                                    ------------
                                                                          57,535

BROKERAGE 0.4%
MERRILL LYNCH & CO., INC.
   6.15%, 04/25/13                                          2,000          1,893
   6.11%, 01/29/37 (b)                                      2,500          1,817
                                                                    ------------
                                                                           3,710

FINANCE COMPANY 1.2%
AMERICAN GENERAL FINANCE
   6.90%, 12/15/17                                            500            207
GENERAL ELECTRIC CAPITAL CORP.
   4.80%, 05/01/13                                          2,500          2,384
   5.63%, 05/01/18                                          4,000          3,695
   5.88%, 01/14/38                                          1,000            821
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/15 (a)(b)                                   5,850          3,368
INTERNATIONAL LEASE FINANCE CORP.
   6.38%, 03/25/13                                          2,500          1,703
                                                                    ------------
                                                                          12,178

INSURANCE  1.2%
AETNA, INC.
   6.50%, 09/15/18 (b)                                        500            462
ALLSTATE LIFE GLOBAL FUNDING TRUST
   5.38%, 04/30/13                                          1,500          1,418
AMERICAN INTERNATIONAL GROUP, INC.
   8.25%, 08/15/18                                            500            334
ASSURED GUARANTY US HOLDINGS, INC.
   6.40%, 12/15/16 (a)(b)                                   2,000            508
HIGHMARK, INC.
   6.80%, 08/15/13 (b)(c)                                   4,000          4,078
OIL INSURANCE LTD.
   7.56%, 06/30/11 (a)(b)(c)                                4,000          1,672
ZFS FINANCE USA TRUST I
   6.15%, 12/15/10 (a)(b)(c)                                2,500          1,637
ZFS FINANCE USA TRUST III
   3.97%, 12/15/08 (a)(b)(c)                                5,000          2,830
                                                                    ------------
                                                                          12,939

REAL ESTATE INVESTMENT TRUST 0.2%
SIMON PROPERTY GROUP LP
   5.75%, 12/01/15 (b)                                      3,000          1,931
                                                                    ------------
                                                                          88,293

INDUSTRIAL  9.5%
--------------------------------------------------------------------------------
BASIC INDUSTRY  0.4%
EI DU PONT DE NEMOURS & CO.
   6.00%, 07/15/18 (b)                                      1,000            983
RIO TINTO FINANCE USA LTD.
   7.13%, 07/15/28 (b)                                        775            514
XSTRATA FINANCE (CANADA) LTD.
   5.50%, 11/16/11 (b)(c)                                   2,470          2,267
                                                                    ------------
                                                                           3,764

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
CAPITAL GOODS 0.5%
CATERPILLAR FINANCIAL SERVICES CORP.
   6.20%, 09/30/13                                            500            500
   7.05%, 10/01/18                                            500            499
JOHN DEERE CAPITAL CORP.
   4.90%, 09/09/13                                            500            475
   5.75%, 09/10/18                                            500            445
RAYTHEON CO.
   5.50%, 11/15/12 (b)                                      1,000            985
WASTE MANAGEMENT, INC.
   7.38%, 08/01/10 (b)                                      1,500          1,443
   6.10%, 03/15/18 (b)                                      1,000            852
                                                                    ------------
                                                                           5,199

COMMUNICATIONS 3.6%
AMERICA MOVIL, S.A. DE CV
   5.75%, 01/15/15 (b)                                      3,000          2,692
AT&T, INC.
   5.50%, 02/01/18 (b)                                      3,500          3,023
BELLSOUTH CORP.
   6.55%, 06/15/34 (b)                                      2,000          1,623
COMCAST CABLE HOLDINGS LLC
   9.80%, 02/01/12                                          4,000          4,118
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12                                         5,272          5,551
COX COMMUNICTONS, INC.
   6.95%, 06/01/38 (b)                                      1,000            802
DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV
   6.75%, 08/20/18 (b)                                      1,000            898
GRUPO TELEVISA S.A.
   6.00%, 05/15/18 (b)                                      1,000            813
NEWS AMERICA HOLDINGS
   9.25%, 02/01/13                                            800            848
NEWS AMERICA, INC.
   6.65%, 11/15/37 (b)                                      1,000            804
ROGERS COMMUNICATIONS, INC.
   6.80%, 08/15/18 (b)                                      1,000            898
TELECOM ITALIA CAPITAL S.A.
   6.99%, 06/04/18 (b)                                      2,000          1,502
TELEFONICA EMISIONES, S.A.U.
   5.98%, 06/20/11 (b)                                      2,000          1,914
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                         7,230          7,538
VERIZON COMMUNICATIONS, INC.
   5.25%, 04/15/13 (b)                                      1,000            931
   8.75%, 11/01/18 (b)                                        500            501
   8.95%, 03/01/39 (b)                                      1,000          1,029
VERIZON WIRELESS CAPITAL LLC
   8.50%, 11/15/18 (b)(c)                                   1,000          1,011
                                                                    ------------
                                                                          36,496

CONSUMER CYCLICAL 0.9%
CVS CAREMARK CORP.
   6.30%, 06/01/12 (a)(b)                                   7,000          3,853
   6.94%, 01/10/30 (b)(c)                                   1,968          1,561
VIACOM, INC.
   6.13%, 10/05/17 (b)                                      3,000          2,444
WAL-MART STORES, INC.
   6.20%, 04/15/38                                          2,000          1,920
                                                                    ------------
                                                                           9,778

CONSUMER NON-CYCLICAL 2.2%
ABBOTT LABORATORIES
   5.60%, 11/30/17 (b)                                      1,500          1,502
BOTTLING GROUP, INC.
   6.95%, 03/15/14 (b)                                        500            524
COCA-COLA ENTERPRISES, INC.
   7.38%, 03/03/14 (b)                                        750            781
CORN PRODUCTS INTERNATIONAL, INC.
   6.00%, 04/15/17 (b)                                      2,000          1,847
DIAGEO CAPITAL PLC
   7.38%, 01/15/14 (b)                                      1,500          1,565
ELI LILLY & CO.
   5.20%, 03/15/17 (b)                                      1,000            976
GENERAL MILLS, INC.
   5.25%, 08/15/13 (b)                                        500            486
JOHNSON & JOHNSON
   5.85%, 07/15/38 (b)                                      3,000          3,119
MEDCO HEALTH SOLUTIONS, INC.
   6.13%, 03/15/13 (b)                                      4,000          3,681
PEPSICO, INC.
   7.90%, 11/01/18 (b)                                        500            559
PHILIP MORRIS INTERNATIONAL, INC.
   5.65%, 05/16/18                                          1,000            899
   6.38%, 05/16/38                                          2,000          1,719
SAFEWAY, INC.
   4.95%, 08/16/10 (b)                                      2,000          1,936
THE KROGER CO.
   7.50%, 01/15/14 (b)                                      1,300          1,320
UNIVERSAL HEALTH SERVICES, INC.
   6.75%, 11/15/11 (b)                                      1,630          1,557
                                                                    ------------
                                                                          22,471

ENERGY 0.9%
APACHE CORP.
   6.90%, 09/15/18 (b)                                        400            408
BAKER HUGHES, INC.
   6.50%, 11/15/13 (b)                                        100            104
   7.50%, 11/15/18 (b)                                        400            420
BP CAPITAL MARKETS PLC
   5.25%, 11/07/13                                            900            904
CONOCOPHILLIPS
   5.90%, 05/15/38 (b)                                      2,000          1,689
OCCIDENTAL PETROLEUM CORP.
   7.00%, 11/01/13 (b)                                        750            809
XTO ENERGY, INC.
   5.00%, 08/01/10 (b)                                      1,500          1,473
   7.50%, 04/15/12 (b)                                      3,000          2,964
   6.75%, 08/01/37 (b)                                      1,000            824
                                                                    ------------
                                                                           9,595

TECHNOLOGY 0.3%
INTERNATIONAL BUSINESS MACHINES CORP.
   7.63%, 10/15/18 (b)                                      1,000          1,077

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
XEROX CORP.
   5.65%, 05/15/13 (b)                                      3,000          2,345
                                                                    ------------
                                                                           3,422

TRANSPORTATION 0.7%
BURLINGTON NORTHERN SANTA FE CORP.
   7.00%, 02/01/14 (b)                                        700            716
   5.65%, 05/01/17 (b)                                      5,000          4,610
CANADIAN NATIONAL RAILWAY CO.
   4.95%, 01/15/14 (b)                                      2,000          1,909
                                                                    ------------
                                                                           7,235
                                                                    ------------
                                                                          97,960

UTILITIES  2.3%
--------------------------------------------------------------------------------
ELECTRIC  1.1%
DETROIT EDISON CO.
   6.40%, 10/01/13 (b)                                        800            820
DOMINION RESOURCES, INC.
   8.88%, 01/15/19 (b)                                        600            612
DUKE ENERGY CORP.
   7.00%, 11/15/18 (b)                                      1,000          1,056
GEORGIA POWER CO.
   6.00%, 11/01/13 (b)                                        750            757
MIDAMERICAN ENERGY HOLDINGS CO.
   6.13%, 04/01/36 (b)                                      2,000          1,590
NEVADA POWER CO.
   6.50%, 08/01/18 (b)                                      2,000          1,834
OHIO EDISON CO.
   8.25%, 10/15/38 (b)                                        500            565
PACIFIC GAS & ELECTRIC CO.
   8.25%, 10/15/18 (b)                                      1,500          1,667
PPL ELECTRIC UTILITIES CORP.
   7.13%, 11/30/13 (b)                                        400            419
SOUTHERN CALIFORNIA EDISON CO.
   5.75%, 03/15/14 (b)                                      1,500          1,522
VIRGINIA ELECTRIC AND POWER CO.
   8.88%, 11/15/38                                            500            545
                                                                    ------------
                                                                          11,387

NATURAL GAS 1.2%
CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13 (b)                                      3,000          2,593
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/16 (a)(b)                                   3,000          1,877
KINDER MORGAN ENERGY PARTNERS
   5.95%, 02/15/18 (b)                                      1,000            829
MAGELLAN MIDSTREAM PARTNERS LP
   6.40%, 07/15/18 (b)                                      3,000          2,603
ROCKIES EXPRESS PIPELINE LLC
   6.25%, 07/15/13 (b)                                        700            685
SOUTHERN CALIFORNIA GAS CO.
   5.50%, 03/15/14 (b)                                      1,500          1,512
SOUTHERN NATURAL GAS CO.
   5.90%, 04/01/17 (b)(c)                                   2,000          1,540
                                                                    ------------
                                                                          11,639
                                                                    ------------
                                                                          23,026
                                                                    ------------
TOTAL CORPORATE BONDS
(COST $246,001)                                                          209,279
                                                                    ------------

U.S. GOVERNMENT SECURITIES 32.9% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 8.9%
--------------------------------------------------------------------------------
FANNIE MAE
   6.63%, 09/15/09                                          4,000          4,151
   2.88%, 10/12/10                                          6,000          6,060
   6.25%, 02/01/11                                          1,001          1,047
   3.63%, 08/15/11                                          6,000          6,163
   4.12%, 05/06/13 (b)                                      3,000          3,035
   4.38%, 10/15/15                                          2,000          2,082
   5.38%, 06/12/17                                          4,000          4,358
   6.63%, 11/15/30                                          1,500          1,887
FEDERAL HOME LOAN BANK
   3.26%, 10/02/09                                         10,000         10,126
   3.38%, 10/20/10                                          3,500          3,563
   3.63%, 09/16/11                                          5,700          5,844
   3.63%, 05/29/13                                          3,000          3,059
   5.00%, 11/17/17                                          2,000          2,116
   5.50%, 07/15/36                                          1,000          1,102
FREDDIE MAC
   4.75%, 11/03/09                                          4,000          4,103
   3.63%, 07/23/10 (b)                                      2,000          2,023
   2.88%, 11/23/10                                          6,000          6,051
   5.88%, 03/21/11                                            300            312
   3.88%, 06/29/11                                          5,000          5,171
   4.13%, 09/27/13                                         11,000         11,502
   4.75%, 11/17/15                                          4,000          4,240
   4.88%, 06/13/18                                          2,000          2,133
   6.25%, 07/15/32                                          1,000          1,208
                                                                    ------------
                                                                          91,335

U.S. TREASURY OBLIGATIONS 24.0%
--------------------------------------------------------------------------------
U.S. TREASURY BONDS
   6.25%, 08/15/23                                          5,000          6,393
   6.00%, 02/15/26                                         12,000         15,501
   5.25%, 02/15/29                                         12,000         14,513
   5.00%, 05/15/37                                          6,100          7,689
   4.38%, 02/15/38                                          5,435          6,298
U.S. TREASURY NOTES
   2.88%, 06/30/10                                         25,000         25,797
   1.50%, 10/31/10                                          5,000          5,052
   4.88%, 07/31/11                                         46,000         50,589
   2.75%, 10/31/13                                         48,480         50,415
   4.00%, 02/15/15                                         35,300         39,070
   4.25%, 11/15/17                                         11,650         12,871
   3.75%, 11/15/18                                         11,300         12,065
                                                                    ------------
                                                                         246,253
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $318,889)                                                          337,588
                                                                    ------------

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
COMMERCIAL MORTGAGE BACKED SECURITIES 4.1% OF NET ASSETS

BANC OF AMERICA COMMERCIAL MORTGAGE, INC.
   Series 2006-1 Class A2
   5.33%, 01/17/11 (a)(b)                                   9,000          7,795
   Series 2007-1 Class A4
   5.45%, 01/15/49 (b)                                     12,000          7,718
CITIGROUP/DEUTSCHE BANK COMMERCIAL
   MORTGAGE TRUST
   Series 2005-CD1 Class A3
   5.40%, 12/01/08 (a)(b)                                   5,000          4,022
CREDIT SUISSE MORTGAGE CAPITAL
   CERTIFICATES
   Series 2006-C1 Class A2
   5.51%, 08/14/10 (a)(b)                                   7,000          6,245
WAMU COMMERCIAL MORTGAGE SECURITY
   Series 2007-SL2 Class A
   5.32%, 12/01/08 (a)(b)(c)                               13,267          7,742
   Series 2007-SL3 Class A
   6.12%, 12/01/08 (a)(b)(c)                               14,320          8,623
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $60,610)                                                            42,145

ASSET-BACKED OBLIGATIONS 3.3% OF NET ASSETS

ACE SECURITIES CORP.
   Series 2003-HS1 Class M3
   5.15%, 12/26/08 (a)(b)                                   2,581          1,691
ARGENT SECURITIES, INC.
   Series 2004-W11 Class M1
   2.02%, 12/26/08 (a)(b)                                   4,979          3,341
CARRINGTON MORTGAGE LOAN TRUST
   Series 2005-NC4 Class M1
   1.88%, 12/26/08 (a)(b)                                   5,000          3,507
CHASE ISSUANCE TRUST
   Series 2007-A17 Class A
   5.12%, 10/15/14 (b)                                      2,900          2,636
FREMONT HOME LOAN TRUST
   Series 2003-B Class M1
   2.45%, 12/26/08 (a)(b)                                   6,125          4,506
HFC HOME EQUITY LOAN ASSET BACKED
   CERTIFICATES
   Series 2006-4 Class A1F
   5.79%, 03/20/36 (b)                                      2,079          2,007
HONDA AUTO RECEIVABLES OWNER TRUST
   Series 2008-1 Class A3
   4.47%, 01/18/12 (b)                                      3,000          2,837
LONG BEACH MORTGAGE LOAN TRUST
   Series 2004-1 Class M2
   1.95%, 12/26/08 (a)(b)                                   3,500          2,231
MARRIOTT VACATION CLUB OWNER TRUST
   Series 2007-2A Class B
   6.06%, 10/20/29 (b)                                      1,001            812
MORGAN STANLEY ABS CAPITAL I
   Series 2004-HE8 Class M1
   2.04%, 12/26/08 (a)(b)                                   6,810          4,000
NISSAN AUTO RECEIVABLES OWNER TRUST
   Series 2008-B Class A4
   5.05%, 11/17/14 (b)                                      2,000          1,735
NOVASTAR HOME EQUITY LOAN
   Series 2003-4 Class M1
   2.11%, 12/26/08 (a)(b)                                   5,390          4,246
SECURITIZED ASSET BACKED RECEIVABLES LLC TRUST
   Series 2006-WM4 Class A2A
   1.48%, 12/26/08 (a)(b)                                     209            189
                                                                    ------------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $42,456)                                                            33,738
                                                                    ------------

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)
PREFERRED STOCK  0.6% OF NET ASSETS

COBANK, ACB (b)                                           115,000          5,536
FIRST REPUBLIC PREFERRED CAPITAL CORP.
   (b)(c)(e)                                                  700            602
                                                                    ------------
TOTAL PREFERRED STOCK
(COST $6,734)                                                              6,138
                                                                    ------------

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 5.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 3.8%
--------------------------------------------------------------------------------
DOMINION RESOURCES
   3.25%, 12/01/08                                         10,000         10,000
NIEUW AMSTERDAM RECEIVABLES CORP.
   1.25%, 12/01/08                                         20,000         20,000
PUBLIC SERVICE ELECTRIC & GAS CO.
   5.22%, 12/08/08                                          5,000          4,994
SAFEWAY, INC.
   5.22%, 12/03/08                                          4,500          4,499
                                                                    ------------
                                                                          39,493

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
REPURCHASE AGREEMENT 1.7%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully Collateralized by Federal National Mortgage
   Association with a value of $18,386
   0.05%, issued 11/28/08, due 12/01/08                    18,024         18,024

U.S. TREASURY OBLIGATION 0.2%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   0.81%, 12/26/08 (d)                                      1,700          1,699
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $59,216)                                                            59,216
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08 the tax basis cost of the fund's investments was $1,179,882 and the unrealized appreciation and depreciation were $27,238 and ($76,881), respectively, with a net depreciation of ($49,643).

(a)  Variable-rate security.

(b)  Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $48,883 or 4.8% of net assets.

(d) All or a portion of this security is held as collateral for futures contracts and swap agreements.

(e)  Fair-valued by Management.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.

In addition to the above, the fund held the following at 11/30/08. All numbers are x 1,000 except number of futures contracts.

                                                                      UNREALIZED
                                               NUMBER OF   CONTRACT     GAINS/
                                               CONTRACTS     VALUE     (LOSSES)
FUTURES CONTRACTS

FUTURES CONTRACTS - LONG
--------------------------------------------------------------------------------
10 YEARS, LONG, U.S.
   TREASURY NOTE, expires 03/20/09                   60      7,258          222
                                                                      ----------
                                                                            222

FUTURES CONTRACTS - SHORT
--------------------------------------------------------------------------------
30 YEARS, SHORT, U.S.
   TREASURY NOTE, expires 03/20/09                  (40)    (5,099)        (263)
5 YEARS, SHORT, U.S.
   TREASURY NOTE, expires 03/31/09                 (425)   (49,602)        (670)
                                                                      ----------
                                                                           (933)
                                                                      ----------
NET UNREALIZED LOSSES                                                      (711)
                                                                      ----------

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                    INVESTMENTS
VALUATION INPUTS                                                   IN SECURTIES*
---------------------------------------------                      -------------
Level 1 - Quoted Prices                                            $     337,588
Level 2 - Other Significant Observable Inputs                            788,196
Level 3 - Significant Unobservable Inputs                                  4,455
                                                                   -------------
TOTAL                                                              $   1,130,239
                                                                   -------------

*    Other Financial Instruments include future contracts of ($711).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                     VALUE OF
                                                                   INVESTMENT IN
                                                                    SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $     31,049
Accrued discount/premiums                                                    (2)
Realized gain/loss                                                           --
Change in unrealized appreciation (depreciation)                        (10,042)
Net purchases (sales)                                                      (185)
Transfer in and/or out of Level 3                                       (16,365)
                                                                   -------------
Balance as of 11/30/08                                             $      4,455
                                                                   -------------

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   96.8%  FIXED-RATE OBLIGATIONS                          298,536       290,383
    4.1%  VARIABLE-RATE OBLIGATIONS                        13,600        12,354
--------------------------------------------------------------------------------
  100.9%  TOTAL INVESTMENTS                               312,136       302,737
   (0.9)% OTHER ASSETS AND LIABILITIES, NET                              (2,835)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                    299,902

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 96.8% OF NET ASSETS

CALIFORNIA 91.4%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
   COP (Alameda Cnty Medical Center) Series 1998                              5.38%  06/01/18 (a)                3,400         3,481
ALAMEDA CORRIDOR TRANSPORTATION AUTH
   Sr Lien RB Series 1999A                                                    5.13%  10/01/16 (a)                1,170         1,190
ALAMEDA-CONTRA COSTA TRANSIT DISTRICT
   COP (FHR Computer System) Series 2007                                      4.00%  08/01/12                    1,565         1,589
ANAHEIM PUBLIC FINANCING AUTH
   Lease Refunding RB Series 2008                                             4.50%  08/01/13                    1,000         1,030
   Lease Refunding RB Series 2008                                             4.00%  08/01/14                    1,000         1,001
   Lease Refunding RB Series 2008                                             4.00%  08/01/15                    1,930         1,911
   Lease Refunding RB Series 2008                                             4.50%  08/01/17                    1,215         1,199
   RB (Water System) Series 2008                                              5.00%  10/01/37                    1,595         1,379
   Sr Lease RB Series 1997A                                                   6.00%  09/01/24 (a)                5,000         5,421
ASSOCIATION OF BAY AREA GOVERNMENTS
   Revenue COP (Lytton Gardens Inc) Series 1999                               6.00%  02/15/30 (a)                3,000         2,815
   Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6     5.25%  12/15/17 (a)                  985           996
BANNING USD
   GO Bonds (2006 Election) Series B                                          0.00%  08/01/25 (a)                   50            18
   GO Bonds (2006 Election) Series B                                          5.25%  08/01/31 (a)                1,175         1,081
BREA OLINDA USD
   GO Bonds Series 1999A                                                      5.60%  08/01/20 (a)                1,000         1,009

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
BURBANK PUBLIC FINANCE AUTH
   RB (Golden State Redevelopment) Series 2003A                               5.25%  12/01/13 (a)                1,200         1,355
   RB (Golden State Redevelopment) Series 2003A                               5.25%  12/01/13 (a)                  920         1,039
   RB (Golden State Redevelopment) Series 2003A                               5.25%  12/01/17 (a)                1,625         1,676
   RB (Golden State Redevelopment) Series 2003A                               5.25%  12/01/18 (a)                1,255         1,282
CALIFORNIA
   GO Bonds                                                                   5.50%  03/01/10                   10,000        10,560
   GO Bonds                                                                   5.38%  04/01/12                    3,955         4,374
   GO Bonds Series 2000                                                       5.63%  05/01/10                      865           924
   GO Bonds Series 2000                                                       5.63%  05/01/18                       50            52
   GO Refunding Bonds Series 2000                                             5.63%  05/01/10                       85            91
   RB Series 2004A                                                            5.25%  01/01/11                    9,000         9,449
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                               5.75%  05/01/12                    3,000         3,391
   Power Supply RB Series 2002A                                               5.88%  05/01/12 (a)                1,235         1,399
   Power Supply RB Series 2005 G4                                             5.00%  05/01/16                    4,000         4,143
   Water System RB Series AE                                                  5.00%  12/01/21                       55            56
CALIFORNIA ECONOMIC RECOVERY
   Economic Recovery Bonds Series 2004A                                       5.25%  07/01/13 (a)                3,000         3,223
CALIFORNIA EDUCATIONAL FACILITIES AUTH
   RB (California College of Arts & Crafts) Series 2001                       5.75%  06/01/25                    1,800         1,461
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.25%  12/01/12 (a)                  100           101
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.38%  12/01/13 (a)                  170           171
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.50%  12/01/14 (a)                  250           250
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.63%  12/01/15 (a)                  200           199
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.75%  12/01/16 (a)                  340           336
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.88%  12/01/17 (a)                  200           196
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     5.00%  12/01/18 (a)                  175           171
   RB (Catholic Healthcare West) Series 2008I                                 5.13%  07/01/22                    5,000         4,589
   RB (Providence Health & Services) Series 2008C                             6.00%  10/01/18                      600           625
   RB (Providence Health & Services) Series 2008C                             6.50%  10/01/38                    2,250         2,192
   RB (Scripps Health) Series 2008A                                           5.00%  10/01/16                    3,485         3,373
   RB (Scripps Health) Series 2008A                                           5.00%  10/01/17                    2,515         2,391
   RB (Scripps Health) Series 2008A                                           5.00%  10/01/18                    3,000         2,815
   RB (Sutter Health) Series 2008A                                            5.00%  08/15/12                    1,905         1,957
CALIFORNIA HOUSING FINANCE AGENCY
   Home Mortgage RB Series 2008L                                              4.20%  08/01/16                    1,075           992
   Home Mortgage RB Series 2008L                                              4.35%  08/01/17                    1,020           929
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
   RB (Pacific Gas & Electric) Series G                                       3.75%  09/20/10                    3,000         2,978
   RB (The J. David Gladstone Institutes) Series 2001                         5.50%  10/01/19                    1,250         1,258
CALIFORNIA MUNICIPAL FINANCE AUTH
   RB (High Tech High) Series 2008B                                           6.00%  07/01/28                      845           671
CALIFORNIA STATE PUBLIC WORKS BOARD
   Refunding RB (California State Univ) Series 1998A                          5.00%  10/01/19                    5,385         5,305
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Collateralized RB Series 2001A                                             7.00%  04/20/36 (a)                3,940         4,058
   COP (Internext Group) Series 1999                                          5.38%  04/01/17                    4,070         3,653
   Insured Health Facility RB (Los Angeles Jewish Home for the Aging)
      Series 2008                                                             4.50%  11/15/13 (a)                3,000         3,021
   Insured RB (Enloe Medical Center) Series 2008A                             5.25%  08/15/12 (a)                  650           677

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
   Insured RB (Enloe Medical Center) Series 2008A                             5.50%  08/15/13 (a)                  750           789
   Insured RB (St. Joseph Health System) Series 2000                          4.50%  07/01/18 (a)                6,535         6,262
   RB (Huntington Memorial Hospital) Series 2005                              5.00%  07/01/18                    6,190         5,797
   Refunding RB (John Muir/Mt Diablo Health System) Series 2005A              5.00%  05/01/13 (a)                1,000         1,053
   Student Housing RB (CHF-Irvine, LLC-UCI East Campus Apts Phase II)
      Series 2008                                                             5.00%  05/15/17                    4,260         3,726
COLTON PUBLIC FINANCE AUTH
   Special Tax RB Series 1996                                                 5.45%  09/01/19 (a)                3,020         3,023
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
   Tax Allocation RB Series 2003A                                             5.63%  08/01/13                    4,115         4,623
   Tax Allocation RB Series 2003A                                             5.63%  08/01/33                      885           755
EAST BAY REGIONAL PARK DISTRICT
   2008 GO Refunding Bonds                                                    5.00%  09/01/13                      885           957
ESCONDIDO
   Revenue COP Series 2000A                                                   6.00%  09/01/31 (a)                  855           822
FONTANA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Jurupa Hills Redevelopment) Series
      1997A                                                                   5.50%  10/01/19                    3,500         3,510
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
   Toll Road Refunding RB Series 1999                                         5.13%  01/15/19 (a)                5,000         4,503
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Tobacco Settlement Asset Backed Bonds Series 2003A1                        6.25%  06/01/33                    8,390         8,915
GOLDEN WEST SCHOOLS FINANCING AUTH
   GO RB (Rowland USD) Series 2005                                            5.25%  09/01/23 (a)                3,255         3,109
   GO RB (Rowland USD) Series 2005                                            5.25%  09/01/24 (a)                1,725         1,647
HOLON COMMUNITY COLLEGE DISTRICT
   GO Bonds Series B                                                          5.00%  08/01/24 (a)                2,590         2,456
HUNTINGTON BEACH
   Lease RB (Capital Improvement Financing) Series 2000A                      5.50%  09/01/20 (a)                1,500         1,518
INGLEWOOD REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Merged Redevelopment) Series 1998A         5.25%  05/01/16 (a)                1,000         1,061
KERN CNTY WATER AGENCY IMPROVEMENT DIST NO.4
   Water Revenue COP Series 2008A                                             5.00%  05/01/33 (a)                1,060           908
LOS ANGELES COMMUNITY COLLEGE DISTRICT
   GO Bonds (Election of 2001) Series 2008E1                                  3.00%  08/01/13                    1,055         1,047
   GO Bonds (Election of 2001) Series 2008E1                                  3.25%  08/01/14                    1,500         1,490
   GO Bonds (Election of 2003) Series 2008F1                                  3.25%  08/01/14                    1,475         1,465
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   Lease RB (Vermont Manchester Social Services) Series 2005                  5.00%  09/01/17 (a)                1,340         1,352
LOS ANGELES DEPT OF WATER & POWER
   Power System RB Series 2001A1                                              5.25%  07/01/14 (a)                1,500         1,567
   Power System RB Series 2003A1                                              5.00%  07/01/16 (a)                6,860         7,165
   Power System RB Series 2008A                                               5.00%  07/01/13                      500           534
   Power System RB Series 2008A                                               5.00%  07/01/14                      250           268
   Power System RB Series 2008A                                               5.00%  07/01/16                    1,060         1,134
   Power System RB Series 2008A                                               5.00%  07/01/17                      500           525
LOS ANGELES MUNICIPAL IMPROVEMENT CORP
   Lease Revenue Capital Equipment Series A                                   5.00%  08/01/14 (a)                  175           187

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
LOS ANGELES USD
   GO Bonds (Election of 2005) Series 2007E                                   5.00%  07/01/24 (a)                1,000           972
   GO Bonds (Election of 2005) Series C                                       5.00%  07/01/26 (a)                1,850         1,749
LYNWOOD PUBLIC FINANCING AUTH
   Lease Refunding RB (Public Capital Improvement) Series 2003                5.00%  09/01/18 (a)                1,000           992
M-S-R PUBLIC POWER AGENCY
   Subordinate Lien RB Series 2008L                                           5.00%  07/01/16 (a)                1,640         1,747
   Subordinate Lien RB Series 2008L                                           5.00%  07/01/17 (a)                1,255         1,323
MARINA JOINT POWERS FINANCING AUTH
   M/F Housing RB (Abrams B Apts Financing) Series 2006                       3.90%  11/15/16 (a)                2,850         2,572
MENIFEE UNION SD
   GO Bonds (2008 Election) Series A                                          5.50%  08/01/27                      825           790
   GO Bonds (2008 Election) Series A                                          5.50%  08/01/29                      220           207
MODESTO IRRIGATION DISTRICT
   COP (1996 Refunding & Capital Improvements) Series 2006A                   5.00%  10/01/26 (a)                1,985         1,851
MOUNTAIN HOUSE PUBLIC FINANCING AUTH
   Utility Systems RB Series 2007                                             5.00%  12/01/22                    2,670         2,427
MT. DIABLO HOSPITAL DISTRICT
   Insured Hospital RB Series 1993A                                           5.00%  12/01/13 (a)                4,265         4,514
MURRIETA VALLEY USD
   GO Bonds (Election of 2006) Series 2008                                    0.00%  09/01/26 (a)                3,825         1,264
NORTHERN CALIFORNIA TRANSMISSION AGENCY
   RB (California-Oregon Transmission) Series 1990A                           7.00%  05/01/13 (a)                1,000         1,099
OAKLAND JOINT POWER FINANCING AUTH
   Reassessment RB Series 1999                                                5.50%  09/02/24                      990           983
OAKLAND REDEVELOPMENT AGENCY
   Subordinated Tax Allocation Bonds (Central District Redevelopment)
      Series 2003                                                             5.50%  09/01/14 (a)                1,615         1,717
OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
   M/F Rental Housing Refunding RB (Vista Del Oro Apts) Series 2001A          4.45%  04/01/11 (a)                1,250         1,242
PASADENA
   Refunding COP Series 2008C                                                 5.00%  02/01/28                    1,220         1,097
   Refunding COP Series 2008C                                                 4.75%  02/01/38                    2,550         2,049
PERRIS PUBLIC FINANCING AUTH
   Refunding RB Series 2007A                                                  5.00%  09/01/24 (a)                1,065           974
RANCHO CORDOVA
   Special Tax Bonds Series 2007                                              5.00%  09/01/20                    1,770         1,441
REDLANDS USD
   GO Bonds (Election of 2008) Series 2008                                    5.00%  07/01/27 (a)                  590           538
   GO Bonds (Election of 2008) Series 2008                                    5.00%  07/01/28 (a)                  395           357
RIVERSIDE
   Water RB Series 2008B                                                      5.00%  10/01/33 (a)                1,305         1,149
RIVERSIDE CNTY TRANSPORTATION COMMISSION
   Sales Tax RB Series 2008A                                                  4.00%  12/01/09                    5,000         5,101
SACRAMENTO FINANCE AUTH
   Capital Improvement RB Series 1999                                         5.88%  12/01/09 (a)                3,000         3,205
   Lease RB (Cal EPA Building) Series 1998A                                   5.25%  05/01/19 (a)                1,575         1,551

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
SAN DIEGO REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Bonds (Horton Plaza Redevelopment) Series
      2000                                                                    5.80%  11/01/21                    2,500         2,453
SAN FRANCISCO AIRPORTS COMMISSION
   Second Series Refunding RB (San Francisco International Airport)
      Issue 30                                                                5.00%  05/01/17 (a)                1,005         1,020
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
   GO Bonds (Election of 2004) Series 2007B                                   5.00%  08/01/24                    5,700         5,751
   Sales Tax RB Series 1999                                                   5.50%  07/01/09 (a)                1,000         1,036
   Sales Tax RB Series 1999                                                   5.50%  07/01/09 (a)                2,500         2,590
SAN FRANCISCO STATE UNIV
   Student Housing RB (Auxiliary Organization) Series 1999                    5.20%  07/01/09                    1,150         1,189
SAN LORENZO VALLEY USD
   GO Bonds (Election of 2008) Series 2008A                                   0.00%  08/01/27 (a)                1,000           321
   GO Bonds (Election of 2008) Series 2008A                                   0.00%  08/01/28 (a)                  750           225
   GO Bonds (Election of 2008) Series 2008A                                   0.00%  08/01/30 (a)                  920           240
   GO Bonds (Election of 2008) Series 2008A                                   0.00%  08/01/31 (a)                1,000           246
SAN LUIS OBISPO CNTY FINANCE AUTH
   RB (Lopez Dam Improvement) Series 2000A                                    5.38%  08/01/24 (a)                1,000           965
SAN MATEO CNTY JOINT POWERS FINANCING AUTH
   Lease Refunding RB (Youth Services Campus) Series 2008A                    4.00%  07/15/12                      500           513
   Lease Refunding RB (Youth Services Campus) Series 2008A                    4.00%  07/15/17                    1,000           959
   Lease Refunding RB (Youth Services Campus) Series 2008A                    5.00%  07/15/20                      650           654
SANTA CLARA CNTY FINANCING AUTH
   Insured RB (El Camino Hospital) Series 2007A                               5.00%  02/01/15 (a)                   85            87
   Insured RB (El Camino Hospital) Series 2007A                               5.00%  02/01/17 (a)                  125           125
   Insured RB (El Camino Hospital) Series 2007B                               5.00%  02/01/16 (a)                  200           203
   Insured RB (El Camino Hospital) Series 2007B                               5.00%  02/01/17 (a)                  115           115
   Insured RB (El Camino Hospital) Series 2007B                               5.00%  02/01/18 (a)                  110           108
   Insured RB (El Camino Hospital) Series 2007C                               5.00%  02/01/15 (a)                  100           103
   Insured RB (El Camino Hospital) Series 2007C                               5.00%  02/01/17 (a)                  300           300
   Lease RB (VMC Facility) Series 1994A                                       7.75%  11/15/10 (a)                1,460         1,601
SANTA CLARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding RB (Bayshore North)                               7.00%  07/01/10 (a)                  660           687
SANTA CLARA VALLEY TRANSPORTATION AUTH
   Sales Tax Refunding RB (Measure A) Series 2007A                            5.00%  04/01/25 (a)                1,990         1,877
SANTA ROSA
   Wastewater RB Series 2008A                                                 5.25%  09/01/25 (a)                  440           433
   Wastewater RB Series 2008A                                                 5.25%  09/01/27 (a)                2,460         2,380
SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
   Special Tax RB Series 1999A                                                5.25%  08/15/18 (a)                8,195         8,358
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water Refunding RB Series 1993A                                            5.75%  07/01/21                    1,000         1,109
TAFT CITY ELEMENTARY SD
   GO Bonds Series 2001A                                                      4.90%  08/01/20 (a)                1,080         1,059
UNIV OF CALIFORNIA
   General RB Series 2008L                                                    5.00%  05/15/17                      350           371
VERNON NATURAL GAS FINANCING AUTH
   RB Series 2006A                                                            5.00%  08/03/09 (a)                4,725         4,718

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
WEST SACRAMENTO AREA FLOOD CONTROL AGENCY
   Assessment RB Series 2008                                                  5.50%  09/01/38                    3,930         3,470
WHITTIER
   RB (Presbyterian Intercommunity Hospital) Series 2002                      5.60%  06/01/12                    2,000         2,249

PUERTO RICO  5.4%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   GO Public Improvement Bonds Series 2008A                                   5.00%  07/01/23                    1,530         1,312
   TRAN Series 2009 A2                                                        3.00%  07/30/09 (a)                5,000         5,052
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
   Transportation Refunding RB Series K                                       5.00%  07/01/15                    8,810         9,922
                                                                                                                         -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $298,536)                                                                                                           290,383
                                                                                                                         -----------

VARIABLE-RATE OBLIGATIONS  4.1% OF NET ASSETS

CALIFORNIA  4.1%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002C7                                              3.00%  12/04/08 (a)(b)             3,400         3,400
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Inc)                                               5.87%  12/11/08 (a)                1,650         1,650
IRVINE ASSESSMENT DISTRICT NO. 03-19
   Limited Obligation Improvement Bonds Series B                              0.70%  12/01/08 (a)                  500           500
ORANGE CNTY SANITATION DISTRICT
   COP Series 2003                                                            2.15%  12/04/08 (a)(b)(c)          1,500         1,500
SACRAMENTO CNTY SANITATION DISTRICT FINANCING AUTH
   Refunding RB Series 2007B                                                  2.41%  12/01/08 (a)(d)            10,000         5,304
                                                                                                                         -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $13,600)                                                                                                             12,354
                                                                                                                         -----------

END OF INVESTMENTS.

(All dollar amounts are x 1, 000)

At 11/30/08, the tax basis cost of the fund's investment was $312,098 and the unrealized appreciation and depreciation were $2,673 and ($12,034), respectively, with a net unrealized depreciation of $9,361.

(a)  Credit-enhanced security.

(b)  Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,500 or 0.5% of net assets.

(d) Illiquid security. At the period end, the value of these amounted to $5,304 or 1.8% of net assets.

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

COP - Certificate of participation
GO - General obligation
HFA - Housing finance agency
M/F - Multi-family
RB - Revenue bond
SD - School district
USD - Unified school district

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                                       --
Level 2 - Other Significant Observable Inputs                            301,087
Level 3 - Significant Unobservable Inputs                                  1,650
                                                                  --------------
TOTAL                                                             $      302,737
                                                                  --------------

The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

SCHWAB CALIFORNIA TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $       1,650
Accrued discount/premiums                                                     --
Realized gain/loss                                                            --
Change in unrealized appreciation (depreciation)                              --
Net purchases (sales)                                                         --
Transfer in and/or out of Level 3                                             --
                                                                   -------------
Balance as of 11/30/08                                             $       1,650
                                                                   -------------

SCHWAB INVESTMENTS
SCHWAB TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   93.8%  FIXED-RATE OBLIGATIONS                          109,159       107,810
    8.2%  VARIABLE-RATE OBLIGATIONS                        10,300         9,475
--------------------------------------------------------------------------------
  102.0%  TOTAL INVESTMENTS                               119,459       117,285
   (2.0)% OTHER ASSETS AND LIABILITIES                                   (2,254)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                    115,031

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 93.8% OF NET ASSETS

ALABAMA 0.8%
------------------------------------------------------------------------------------------------------------------------------------
HUNTSVILLE
   Water Revenue Warrants Series 2008                                         5.00%  11/01/15 (a)                  650           709
UNIV OF ALABAMA AT BIRMINGHAM
   Hospital RB Series 2008A                                                   5.00%  09/01/10                      250           253
                                                                                                                         -----------
                                                                                                                                 962

ARIZONA 3.1%
------------------------------------------------------------------------------------------------------------------------------------
MARICOPA CNTY ELEMENTARY SD NO. 17                                            4.00%  07/01/14 (a)                   95            98
   School Improvement Bonds (Project of 2006) Series 2008B
MARICOPA CNTY IDA
   Correctional Facilities Contract RB (Mohave Prison) Series 2008            8.00%  05/01/25                    1,000           951
PAYSON USD NO. 10
   School Improvement Bonds (Project of 2006) Series 2008B                    3.00%  07/01/28                    1,375         1,232
PHOENIX CIVIC IMPROVEMENT CORP
   Sr Airport RB (Phoenix Sky Harbor International Airport) Series 2008C      5.00%  07/01/13                      725           758

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
   Wastewater System Sr Lien Refunding RB (Phoenix Wastewater System)
      Series 2008                                                             5.50%  07/01/24                      540           557
                                                                                                                         -----------
                                                                                                                               3,596

CALIFORNIA 7.3%
------------------------------------------------------------------------------------------------------------------------------------
ANAHEIM PUBLIC FINANCING AUTH
   Lease Refunding RB Series 2008                                             5.00%  08/01/17                      955           976
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2005 G4                                             5.00%  05/01/16                    1,000         1,036
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Insured RB (St. Joseph Health System) Series 2000                          4.50%  07/01/18 (a)                2,800         2,683
OAK VALLEY HOSPITAL DISTRICT
   GO Bonds (Election of 2004) Series 2005                                    5.00%  07/01/29 (a)                2,065         1,804
VERNON NATURAL GAS FINANCING AUTH
   RB Series 2006A                                                            5.00%  08/03/09 (a)                1,890         1,887
                                                                                                                         -----------
                                                                                                                               8,386

COLORADO 3.1%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
   RAN Series 2002B                                                           5.50%  06/15/15 (a)                2,000         2,222
COLORADO HEALTH FACILITIES AUTH
   RB (Catholic Health Initiatives) Series 2008D                              5.00%  10/01/14                    1,000         1,010
   RB (Catholic Health Initiatives) Series 2008D                              6.00%  10/01/23                      350           347
                                                                                                                         -----------
                                                                                                                               3,579

DISTRICT OF COLUMBIA 1.8%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
   COP Series 2003                                                            5.50%  01/01/17 (a)                2,000         2,105

FLORIDA 6.4%
------------------------------------------------------------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
   Health Facilities RB (Shands Healthcare) Series 2008D1                     6.25%  12/01/18                      500           493
MIAMI-DADE CNTY EDUCATIONAL FACILITIES AUTH
   RB (Univ of Miami) Series 2008A                                            5.25%  04/01/16                    1,100         1,133
MID-BAY BRIDGE AUTH
   Refunding RB Series 2008A                                                  5.00%  10/01/15 (a)                  440           468
NORTH BREVARD CNTY HOSPITAL DISTRICT
   Refunding RB (Parrish Medical Center) Series 2008                          4.50%  10/01/11                      560           547
   Refunding RB (Parrish Medical Center) Series 2008                          5.50%  10/01/18                      985           930
ORLANDO UTILITIES COMMISSION
   Water & Electric RB Series 1996A                                           3.75%  10/01/13                    1,900         1,913
PORT ST. LUCIE
   COP 2008                                                                   5.00%  09/01/13                    1,845         1,915
                                                                                                                         -----------
                                                                                                                               7,399

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
GEORGIA 1.9%
------------------------------------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
   RB (Tuff Morehouse) Series 2002A                                           5.50%  02/01/22 (a)               2,180          2,216

ILLINOIS 4.0%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO
   Wastewater Transmission RB Series 2008A                                    5.50%  01/01/17                   1,000          1,071
ILLINOIS FINANCE AUTH
   Refunding RB (Rush Univ Medical Center Obligated Group) Series 2006B       5.00%  11/01/13 (a)                 800            814
ST. CHARLES COMMUNITY UNIT SD NO. 303
   GO School Bonds Series 2005A                                               5.00%  01/01/13 (a)               2,500          2,686
                                                                                                                         -----------
                                                                                                                               4,571

INDIANA 3.3%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA FINANCE AUTH
   Health System Refunding RB Series 2008C                                    5.00%  11/01/18                    1,800         1,714
ST. JOSEPH CNTY
   Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008          3.88%  03/01/12                    2,000         2,025
                                                                                                                         -----------
                                                                                                                               3,739

KENTUCKY 2.0%
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
   Health Facilities RB (Univ Medical Center) Series 1997                     5.25%  07/01/22 (a)                1,000           881
KENTUCKY ECONOMIC DEVELOPMENT FINANCE AUTH
   Medical Center RB (Ashland Hospital Corp d/b/a/ King's Daughters
      Medical Center) Series 2008C                                            4.50%  02/01/13                    1,355         1,343
LOUISVILLE/JEFFERSON CNTY METRO GOVERNMENT
   Refunding & Improvement RB (Bellermine Univ) Series 2008A                  6.00%  05/01/38                       95            74
                                                                                                                         -----------
                                                                                                                               2,298

MARYLAND 0.1%
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND HOUSING & COMMUNITY DEVELOPMENT DEPT
   RB Series 1996A                                                            5.88%  07/01/16                      155           148

MASSACHUSETTS 3.3%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
   Assessment Bonds Series 2005A                                              5.00%  07/01/14                    1,000         1,082
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
   RB (Linden Ponds Inc Facility) Series 2007A                                5.25%  11/15/15                    1,000           814

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
   RB (New England Conservatory of Music) Series 2008                         4.00%  07/01/12                      120           113
   RB (New England Conservatory of Music) Series 2008                         4.00%  07/01/13                      340           312
   RB (New England Conservatory of Music) Series 2008                         4.00%  07/01/14                      355           317
   RB (New England Conservatory of Music) Series 2008                         4.00%  07/01/15                      475           412
MASSACHUSETTS STATE TURNPIKE
   Turnpike RB 1993 Series A                                                  5.00%  01/01/20                      725           768
                                                                                                                         -----------
                                                                                                                               3,818

MICHIGAN 6.6%
------------------------------------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
   Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper
      Co) Series 2002                                                         6.25%  04/15/12                    1,000         1,118
DETROIT
   Water Supply System Second Lien Refunding RB Series 2001C                  5.75%  07/01/28 (a)                3,800         3,893
MICHIGAN STATE HOSPITAL FINANCE AUTH
   Refunding RB (Trinity Health Credit Group) Series 2008 A1                  5.25%  12/01/15                    1,500         1,496
WAYNE CNTY COMMUNITY COLLEGE
   Improvement Bonds Series 1999                                              5.50%  07/01/19 (a)                1,000         1,020
                                                                                                                         -----------
                                                                                                                               7,527

MINNESOTA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
MANKATO ISD NO. 77
   School Building GO Bonds Series 2008B                                      3.50%  02/01/13                    1,100         1,112
STEWARTVILLE ISD NO. 534
   GO Refunding Bonds Series A                                                4.00%  02/01/15                      685           715
                                                                                                                         -----------
                                                                                                                               1,827

MISSOURI 2.4%
------------------------------------------------------------------------------------------------------------------------------------
BOONE CNTY
   Hospital RB (Boone Hospital Center) Series 2008                            5.00%  08/01/13                    1,775         1,762
MISSOURI HEALTH & EDUCATIONAL FACILITIES AUTH
   RB (SSM Health Care) Series 2002A                                          5.25%  06/01/12                    1,000         1,020
                                                                                                                         -----------
                                                                                                                               2,782

NEBRASKA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
DOUGLAS CNTY HOSPITAL AUTH NO. 2
   Health Facilities Refunding RB (Children's Hospital Obligated Group)
      Series 2008B                                                            6.13%  08/15/31                      325           284

NEVADA 5.3%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY
   Airport Passenger Facility Charge Subordinate Lien RB
      (LasVegas-McCarran International Airport) Series 2008A                  5.00%  07/01/15                    1,115         1,138

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
CLARK CNTY SD
   GO Limited Tax Building Bonds Series 2008A                                 5.00%  06/15/23                    2,500         2,462
NEVADA
   Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004                5.50%  12/01/18 (a)                2,000         2,130
RENO
   Hospital RB (Washoe Medical Center) Series 2005A                           6.00%  06/01/28 (a)                  450           395
                                                                                                                         -----------
                                                                                                                               6,125

NEW HAMPSHIRE 1.7%
------------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE HFA
   S/F Mortgage Acquisition RB Series 2008E                                   6.63%  07/01/38                    2,000         1,980

NEW JERSEY 5.4%
------------------------------------------------------------------------------------------------------------------------------------
BERGEN CNTY
   GO Bonds Series 2008A                                                      4.25%  11/01/16                    2,000         2,085
MIDDLESEX CNTY IMPROVEMENT AUTH
   Lease RB Series 2008                                                       4.00%  12/15/15                      415           425
MONMOUTH CNTH
   Governmental Loan RB Series 2008                                           5.25%  12/01/18                      285           310
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
   Refunding RB (AHS Hospital) Series 1997A                                   6.00%  07/01/12 (a)                2,000         2,256
NEW JERSEY TRANSPORTATION TRUST FUND AUTH
   Transportation System Bonds Series 2001C                                   5.50%  12/15/15 (a)                1,000         1,090
                                                                                                                         -----------
                                                                                                                               6,166

NEW MEXICO 2.3%
------------------------------------------------------------------------------------------------------------------------------------
ALBUQUERQUE
   Airport Subordinate Lien Refunding RB Series 2008E                         5.00%  07/01/12                    1,250         1,263
NEW MEXICO HOSPITAL EQUIPMENT LOAN COUNCIL
   Hospital System RB (Presbyterian Healthcare Services) Series 2008A         5.25%  08/01/15                    1,000         1,011
   Hospital System RB (Presbyterian Healthcare Services) Series 2008A         5.50%  08/01/16                      410           416
                                                                                                                         -----------
                                                                                                                               2,690

NEW YORK 1.4%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
   GO Bonds Fiscal 2002 Series G                                              5.75%  08/01/12                       60            67
NEW YORK STATE DORMITORY AUTH
   Master Boces Program Lease RB (Oneida Herkimer Madison) Series 2008        5.25%  08/15/16 (a)                1,000         1,084
   RB (Orange Regional Medical Center Obligated Group) Series 2008            5.50%  12/01/11                      420           391
                                                                                                                         -----------
                                                                                                                               1,542

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
NORTH CAROLINA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN HOSPITAL DISTRICT OF SURRY CNTY
   Health Care Facilities RB Series 2008                                      6.00%  10/01/28                      700           561

NORTH DAKOTA 0.4%
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA HOUSING FINANCE AGENCY
   Home Mortgage Financing Program Series D                                   5.40%  07/01/28                      510           456

OHIO 3.4%
------------------------------------------------------------------------------------------------------------------------------------
MAHONING CNTY CAREER & TECHNICAL CENTER
   Board of Education COP Series 2008                                         6.25%  12/01/36                    1,450         1,411
OHIO
   Major New State Infrastructure Project RB Series 2008-1                    5.00%  06/15/13                    1,765         1,903
   Major New State Infrastructure Project RB Series 2008-1                    5.50%  06/15/15                      500           557
                                                                                                                         -----------
                                                                                                                               3,871

OKLAHOMA 1.8%
------------------------------------------------------------------------------------------------------------------------------------
GRADY CNTY SCHOOL FINANCE AUTH
   Educational Facilities Lease RB (Bridge Creek Public Schools) Series
      2008                                                                    5.00%  09/01/16                    1,130         1,163
OKLAHOMA DEVELOPMENT FINANCE AUTH
   Health System Refunding RB (INTEGRIS Baptist Medical Center) Series
      2008C                                                                   5.00%  08/15/16                      900           896
                                                                                                                         -----------
                                                                                                                               2,059

OREGON 2.4%
------------------------------------------------------------------------------------------------------------------------------------
CHEMEKETA CNTY COMMUNITY COLLEGE DISTRICT
   GO Bonds Series 2008                                                       5.50%  06/15/24                      500          520
COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
   Electric System Revenue Obligations Series 2000B                           5.50%  12/01/10 (a)                1,180        1,263
FOREST GROVE
   Student Housing RB (Oak Tree Foundation) Series 2007                       5.00%  03/01/14 (c)(d)             1,000          923
                                                                                                                         -----------
                                                                                                                              2,706

PENNSYLVANIA 2.2%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
   RB (Univ of Pittsburgh Medical Center) Series 2008A                        5.00%  09/01/11                      725           735
LEHIGH CNTY GENERAL PURPOSE AUTH
   Hospital RB (St Luke's Hospital of Bethlehem) Series 2003                  5.38%  08/15/13                    1,650         1,834
                                                                                                                         -----------
                                                                                                                               2,569

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
RHODE ISLAND 0.0%
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
   Homeownership Opportunity Bonds Series 10A                                 6.50%  10/01/22                       20            20

SOUTH CAROLINA 2.0%
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL UNIV HOSPITAL AUTH
   Hospital Facilities Refunding RB Series 2002A                              6.50%  08/15/12                    2,000         2,261

TEXAS 5.3%
------------------------------------------------------------------------------------------------------------------------------------
EL PASO
   Water & Sewer Refunding RB Series C                                        5.00%  03/01/19                      500           509
HARRIS CNTY CULTURAL EDUCATION FACILITIES FINANCE CORP
   Hospital RB (Methodist Hospital System) Series 2008B                       5.25%  12/01/12                    1,000         1,028
HARRIS CNTY HOSPITAL DISTRICT
   Refunding RB Series 2000                                                   6.00%  08/15/10 (a)                1,000         1,060
HOUSTON
   Combined Utility System First Lien Refunding RB Series 2004C1              5.00%  05/15/11 (a)                1,000         1,038
   Public Improvement Refunding Bonds Series 2008A                            5.38%  03/01/33                    1,440         1,386
SAN ANTONIO
   Electric & Gas Systems Refunding RB Series 2002                            5.38%  02/01/14                    1,000         1,100
                                                                                                                         -----------
                                                                                                                               6,121

VERMONT 1.7%
------------------------------------------------------------------------------------------------------------------------------------
VERMONT EDUCATION & HEALTH BUILDINGS FINANCING AGENCY
   Hospital RB (Fletcher Allen Health Care) Series 2000A                      6.00%  12/01/23 (a)                1,950         1,867
   Hospital RB (Fletcher Allen Health Care) Series 2007A                      4.75%  12/01/36                      195           121
                                                                                                                         -----------
                                                                                                                               1,988

WASHINGTON 10.0%
------------------------------------------------------------------------------------------------------------------------------------
GRANT CNTY PUBLIC UTILITY DISTRICT NO. 2
   Electric System Revenue & Refunding Bonds Series 2001H                     5.38%  01/01/13 (a)                  750           793
KENT SD NO. 415
   Unlimited Tax GO Refunding Bonds Series 1993A                              5.55%  12/01/11                      500           528
OCEAN SHORES
   Water & Sewer RB Series 2001                                               5.50%  06/01/11 (a)                2,000         2,174
SEATTLE
   Drainage & Wastewater Revenue & Refunding Bonds Series 2002                5.25%  07/01/17 (a)                2,820         2,935
WASHINGTON HEALTH CARE FACILITIES
   RB (Catholic Health Initiatives) Series A                                  6.00%  12/01/20 (a)                3,000         3,179

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
   RB (Swedish Health System) Series 1998                                     5.13%  11/15/18 (a)                2,000         1,849
                                                                                                                         -----------
                                                                                                                              11,458
                                                                                                                         -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $109,159)                                                                                                           107,810
                                                                                                                         -----------
VARIABLE-RATE OBLIGATIONS 8.2% OF NET ASSETS

ARIZONA 0.7%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
   Hospital RB (Phoenix Children's Hospital) Series 2007A                     2.03%  12/04/08 (d)                1,060           838

CALIFORNIA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
VERNON NATURAL GAS FINANCING AUTH
   RB Series 2006B                                                            9.00%  12/03/08 (a)(b)             1,800         1,800

FLORIDA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
POLK CNTY IDA
   IDRB (Winter Haven Hospital) Series 2005A                                  1.00%  12/01/08 (a)                  600           600

KENTUCKY 0.5%
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY ASSET/LIABILITY COMMISSION
   General Fund Refunding Notes Series 2007B                                  2.69%  02/01/09 (a)(d)             1,000           610

MASSACHUSETTS 1.4%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Bonds (Consolidated Loan of 2007) Series A                              2.60%  02/01/09 (d)                2,500         1,627

NEVADA 1.8%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY
   Airport System Refunding RB Series 1993A                                   9.00%  12/03/08 (a)(b)             2,000         2,000

NEW YORK 1.7%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water & Sewer System RB Fiscal 2003 Series C3                              9.00%  12/01/08 (b)                2,000         2,000
                                                                                                                         -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $10,300)                                                                                                              9,475
                                                                                                                         -----------

END OF INVESTMENTS.

SCHWAB TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(All dollar amounts are x 1,000)

At 11/30/08, the tax basis cost of the fund's investments was $119,459 and the unrealized appreciation and depreciation were $1,399 and ($3,573), respectively, with a net unrealized depreciation of ($2,174).

(a)  Credit-enhanced security.

(b)  Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $923 or 0.8% of net assets.

(d) Illiquid security. At the period end, the value of these amounted to $3,998 or 3.5% of net assets.

COP - Certificate of participation
GO - General obligation
HFA - Housing finance agency
IDA - Industrial development authority
IDRB - Industrial development revenue bond
ISD - Independent school district
RAN - Revenue anticipation note
RB - Revenue bond
SD - School district
USD - Unified school district

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                 INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                    ---------------
Level 1 - Quoted Prices                                          $            --
Level 2 - Other Significant Observable Inputs                            117,285
Level 3 - Significant Unobservable Inputs                                     --
                                                                 ---------------
TOTAL                                                            $       117,285
                                                                 ---------------

*    The fund had no Other Financial Instruments.

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   18.9%  U.S. GOVERNMENT SECURITY                         63,232        65,008
   25.8%  CORPORATE BONDS                                  89,025        88,429
   20.4%  ASSET-BACKED OBLIGATIONS                         99,168        70,146
    7.5%  MORTGAGE-BACKED SECURITIES                       42,630        25,596
   12.3%  COMMERCIAL MORTGAGE BACKED SECURITIES            71,263        42,131
   15.2%  SHORT-TERM INVESTMENTS                           52,207        52,207
--------------------------------------------------------------------------------
  100.1%  TOTAL INVESTMENTS                               417,525       343,517
  (0.1)%  OTHER ASSETS AND LIABILITIES                                     (372)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                    343,145

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITY 18.9% OF NET ASSETS

U.S. TREASURY OBLIGATION 18.9%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
   2.88%, 06/30/10                                         63,000         65,008
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $63,232)                                                            65,008
                                                                    ------------

CORPORATE BONDS 25.8% OF NET ASSETS

FINANCE 21.9%
--------------------------------------------------------------------------------
BANKING 18.1%
ARTESIA OVERSEAS LTD.
   2.91%, 02/25/09 (a)(b)                                  10,000         10,006
DEUTSCHE BANK CAPITAL TRUST
   5.56%, 12/30/08 (a)(b)(c)                               48,400         48,303
GOLDMAN SACHS GROUP, INC.
   3.29%, 12/22/08 (a)                                      3,000          2,993
JPMORGAN CHASE & CO.
   6.50%, 01/15/09                                            760            760
                                                                    ------------
                                                                          62,062
BROKERAGE 0.9%
MERRILL LYNCH & CO., INC.
   4.13%, 01/15/09                                          3,000          2,989
FINANCE COMPANY  2.1%
COUNTRYWIDE FINANCIAL CORP.
   3.33%, 12/19/08 (a)                                      2,250          2,249
HSBC FINANCE CORP.
   5.88%, 02/01/09                                          5,000          4,975
                                                                    ------------
                                                                           7,224
REAL ESTATE INVESTMENT TRUST 0.8%
SIMON PROPERTY GROUP LP
   3.75%, 01/30/09 (b)                                      2,770          2,729
                                                                    ------------
                                                                          75,004

INDUSTRIAL 3.9%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.9%
GENERAL ELECTRIC CO.
   2.85%, 12/09/08 (a)                                      3,000          2,999

COMMUNICATIONS 2.0%
BRITISH SKY BROADCASTING GROUP PLC
   6.88%, 02/23/09                                          3,000          2,984
COX ENTERPRISES, INC.
   7.38%, 06/15/09 (b)(c)                                   1,000            972
DEUTSCHE TELEKOM INTERNATIONAL FINANCE
   3.39%, 12/23/08 (a)                                      3,000          2,964
                                                                    ------------
                                                                           6,920
CONSUMER NON-CYCLICAL 1.0%
SAFEWAY, INC.
   4.12%, 12/29/08 (a)(b)                                   3,550          3,506
                                                                    ------------
                                                                          13,425
                                                                    ------------
TOTAL CORPORATE BONDS
(COST $89,025)                                                            88,429
                                                                    ------------

ASSET-BACKED OBLIGATIONS 20.4% OF NET ASSETS

AMERIQUEST MORTGAGE SECURITIES, INC.
   Series 2003-IA1 Class M2
   3.05%, 12/26/08 (a)(b)                                   1,602         1,162
   Series 2003-AR3 Class M2
   4.47%, 12/26/08 (a)(b)                                   1,446         1,365
ASSET BACKED FUNDING CERTIFICATES
   Series 2003-AHL1 Class M1
   2.25%, 12/26/08 (a)(b)                                   5,387         4,558
   Series 2003-WMC1 Class M1
   2.37%, 12/26/08 (a)(b)                                   1,625         1,155

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
ASSET BACKED SECURITIES CORP. HOME EQUITY
   Series 2002-H3 Class M2
   3.75%, 12/15/08 (a)(b)                                   1,992          1,720
BEAR STEARNS ASSET BACKED SECURITIES, INC.
   Series 2004-HE6 Class M1
   1.97%, 12/26/08 (a)(b)                                   3,095          1,970
   Series 2003-2 Class M2
   3.40%, 12/26/08 (a)(b)                                   3,245          1,996
CIT MARINE TRUST
   Series 1999-A Class A4
   6.25%, 11/15/19 (b)(d)                                     866            713
COUNTRYWIDE ASSET-BACKED CERTIFICATES
   Series 2002-6 Class M1
   3.05%, 12/26/08 (a)(b)                                     843            587
   Series 2002-6 Class M2
   4.55%, 12/26/08 (a)(b)                                     826            588
DISTRIBUTION FINANCIAL SERVICES
   Series 2001-1 Class D
   7.73%, 11/15/22 (b)                                      8,250          7,025
FIRST ALLIANCE MORTGAGE LOAN TRUST
   Series 1998-3 Class A4
   1.95%, 12/22/08 (a)(b)(d)                                   98             74
FREMONT HOME LOAN TRUST
   Series 2004-A Class M2
   3.12%, 12/26/08 (a)(b)                                     644            443
   Series 2003-A Class M2
   3.98%, 12/26/08 (a)(b)                                   1,103            736
LEHMAN XS TRUST
   Series 2005-4 Class 2A1B
   5.17%, 12/25/08 (a)(b)                                   1,134          1,024
LONG BEACH MORTGAGE LOAN TRUST
   Series 2003-4 Class M2
   3.15%, 12/26/08 (a)(b)                                   4,131          2,725
MASTR ASSET BACKED SECURITIES
   Series 2003-WMC2 Class M1
   2.45%, 12/26/08 (a)(b)                                     444            365
   Series 2002-OPT1 Class M2
   4.32%, 12/26/08 (a)(b)                                   2,845          2,803
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-WWC3 Class M3
   3.87%, 12/26/08 (a)(b)                                     931            747
NOVASTAR HOME EQUITY LOAN
   Series 2003-2 Class M1
   2.52%, 12/26/08 (a)(b)                                   4,902          4,276
   Series 2003-3 Class M2
   3.05%, 12/26/08 (a)(b)                                   2,585          1,417
OCWEN ADVANCE RECEIVABLES BACKED NOTES
   Series 2006-1A
   5.34%, 11/24/15 (b)(c)(e)(g)                            30,000         22,500
ODIN CDO I (CAYMAN ISLANDS) LTD.
   Series 1A Class B1U5
   5.19%, 04/14/09 (a)(c)(e)(g)                            20,000          9,886
RESIDENTIAL ASSET SECURITIES CORP.
   Series 2004-KS2 Class M22
   2.90%, 12/26/08 (a)(b)                                   1,152            311
                                                                    ------------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $99,168)                                                            70,146
                                                                    ------------

MORTGAGE-BACKED SECURITIES 7.5% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 6.9%
--------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE TRUST
   Series 2005-7 Class 2AX
   0.27%, 12/01/08 (a)(b)(f)(g)                            82,387            219
COUNTRYWIDE ALTERNATIVE LOAN TRUST
   Series 2005-51 Class 3AB1
   1.66%, 12/22/08 (a)(b)                                     608            578
   Series 2003-55 Class A2
   5.25%, 12/25/33 (b)                                        826            706
   Series 2007-2CB Class 1A1
   5.75%, 03/25/37 (b)                                         24             21
   Series 2007-2CB Class 2A13
   5.75%, 03/25/37 (b)                                         36             32
COUNTRYWIDE HOME LOAN
   Series 2005-HYB2 Class 1A4
   6.35%, 12/01/08 (a)(b)                                     921            437
CREDIT SUISSE MORTGAGE CAPITAL
   CERTIFICATES
   Series 2006-7 Class DX
   7.00%, 08/25/36 (b)(f)                                   4,017            723
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
   Series 2002-AR28 Class 1A2
   5.56%, 12/01/08 (a)(b)                                     215            213
   Series 2005-12 Class 6A1
   6.00%, 01/25/36 (b)                                        280            188
FIFTH THIRD MORTGAGE LOAN TRUST
   Series 2002-FTB1 Class 2A1
   5.95%, 12/01/08 (a)(b)                                   1,081            933
MASTR ADJUSTABLE RATE MORTGAGE TRUST
   Series 2004-6 Class 5A1
   4.70%, 12/01/08 (a)(b)                                     539            483
   Series 2004-1 Class 4A2
   4.86%, 12/01/08 (a)(b)                                   1,215            864
   Series 2005-1 Class 5A1
   5.91%, 12/01/08 (a)(b)                                     969            441
MORGAN STANLEY DEAN WITTER CAPITAL I
   Series 2003-HYB1 Class A2
   4.46%, 12/01/08 (a)(b)                                   1,385          1,067
MORGAN STANLEY MORTGAGE LOAN TRUST
   Series 2005-2AR Class B1
   1.90%, 12/25/08 (a)(b)                                  25,143         12,137

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
PRIME MORTGAGE TRUST
   Series 2005-3 Class A4
   4.75%, 08/25/20 (b)                                        446            431
RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
   Series 2004-SL2 Class A1
   6.50%, 10/25/16 (b)                                         33             30
RESIDENTIAL FUNDING MORTGAGE SECURITIES I
   Series 2003-S7 Class A17
   4.00%, 05/25/33 (b)                                        392            342
STRUCTURED ASSET SECURITIES CORP.
   Series 2003-40A Class 3A2
   4.51%, 12/01/08 (a)(b)                                   1,406            883
   Series 2003-24A Class 1A1
   5.00%, 12/01/08 (a)(b)                                     693            496
TBW MORTGAGE BACKED PASS THROUGH
   CERTIFICATES
   Series 2006-1 Class DX
   6.00%, 04/25/36 (b)(f)                                   4,318            776
WAMU MORTGAGE PASS-THROUGH CERTIFICATES
   Series 2003-AR1 Class A6
   5.72%, 12/01/08 (a)(b)                                     349            287
WELLS FARGO ALTERNATIVE LOAN TRUST
   Series 2007-PA3 Class A
   0.19%, 12/01/08 (a)(b)(f)                              387,384          1,247
WELLS FARGO MORTGAGE BACKED SECURITIES
   TRUST
   Series 2004-Z Class 2A
   0.21%, 12/01/08 (a)(b)(f)                               52,959             75
                                                                    ------------
                                                                          23,609

U.S. GOVERNMENT AGENCY MORTGAGES 0.6%
--------------------------------------------------------------------------------
FANNIE MAE
   5.09%, 12/01/08 (a)                                        131            131
   5.92%, 12/01/08 (a)                                        130            129
   5.00%, 06/25/18 (f)                                     10,075            659
   4.89%, 07/23/22 (a)                                        236            237
   5.09%, 08/01/39                                            153            152
FREDDIE MAC
   5.40%, 12/01/08 (a)                                        214            214
   5.48%, 12/01/08 (a)                                        389            386
   5.23%, 05/07/22 (a)                                         79             79
                                                                    ------------
                                                                           1,987
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $42,630)                                                            25,596
                                                                    ------------

COMMERCIAL MORTGAGE BACKED SECURITIES 12.3% OF NET ASSETS

COMMERCIAL MORTGAGE BACKED SECURITIES 12.3%
--------------------------------------------------------------------------------
WAMU COMMERCIAL MORTGAGE SECURITY
   Series 2007-SL2 Class A
   5.32%, 12/01/08 (a)(b)(c)                               42,645         24,885
   Series 2007-SL3 Class A
   6.12%, 12/01/08 (a)(b)(c)                               28,639         17,246
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $71,263)                                                            42,131
                                                                    ------------

                                                         FACE/
                                                        MATURITY
 ISSUER                                                  AMOUNT         VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 15.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 6.2%
--------------------------------------------------------------------------------
DOMINION RESOURCES
   5.05%, 12/01/08                                          5,000          5,000
NIEUW AMSTERDAM RECEIVABLES CORP.
   1.25%, 12/01/08                                          6,700          6,700
PUBLIC SERVICE ELECTRIC & GAS CO.
   5.22%, 12/08/08                                          5,000          4,994
SAFEWAY, INC.
   5.22%, 12/03/08                                          4,500          4,499
                                                                    ------------
                                                                          21,193

REPURCHASE AGREEMENT 9.0%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
   Fully collateralized by Federal Home Loan
      Mortgage Corp. with a value of $2,349
   0.05%, issued 11/28/2008,
      due 12/01/08                                          2,171          2,171
   Fully collateralized by Federal Home Loan Bank
      with a value of $29,287
   0.05%, issued 11/28/2008,
      due 12/01/08                                         28,843         28,843
                                                                    ------------
                                                                          31,014
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $52,207)                                                            52,207
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08 the tax basis cost of the fund's investments was $417,525 and the unrealized appreciation and depreciation were $2,600 and ($76,608), respectively, with a net unrealized depreciation of ($74,008).

(a)  Variable-rate security.

(b)  Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $123,792 or 36.1% of net assets.

(d)  Credit-enhanced security.

(e) Illiquid security. At the period end, the value of these amounted to $32,386 or 9.4% of net assets.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(g)  Fair valued by Management.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                           $       65,008
Level 2 - Other Significant Observable Inputs                            245,617
Level 3 - Significant Unobservable Inputs                                 32,892
                                                                  --------------
TOTAL                                                             $      343,517
                                                                  --------------

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $    105,165
Accrued discount/premiums                                                   (49)
Realized gain/loss                                                           --
Change in unrealized appreciation (depreciation)                        (30,278)
Net purchases (sales)                                                      (459)
Transfer in and/or out of Level 3                                       (41,487)
                                                                   ------------
Balance as of 11/30/08                                             $     32,892
                                                                   ------------

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
  103.8%  MORTGAGE-BACKED SECURITIES                      119,742       120,941
    9.5%  SHORT-TERM INVESTMENTS                           11,126        11,126
--------------------------------------------------------------------------------
  113.3%  TOTAL INVESTMENTS                               130,868       132,067
  (13.3)% OTHER ASSETS AND LIABILITIES                                  (15,544)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                    116,523

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
MORTGAGE-BACKED SECURITIES 103.8% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 2.7%
--------------------------------------------------------------------------------
AMERICAN HOME MORTGAGE INVESTMENT TRUST
   Series 2005-1 Class 5A1
   5.53%, 12/01/08 (a)(b)                                      13              8
CITIGROUP MORTGAGE LOAN TRUST, INC.
   Series 2004-HYB3 Class 1A
   4.46%, 12/01/08 (a)(b)                                     397            226
COUNTRYWIDE ALTERNATIVE LOAN TRUST
   Series 2005-20CB Class 2A3
   5.50%, 07/25/35 (b)                                        286            244
   Series 2005-23CB Class A15
   5.50%, 07/25/35 (b)                                      1,025            716
CS FIRST BOSTON MORTGAGE SECURITIES CORP.
   Series 2003-AR24 Class 1A1
   4.92%, 12/01/08 (a)(b)                                     116             76
   Series 2001-26 Class 5A1
   7.30%, 12/01/08 (a)(b)                                     140            139
   Series 2002-10 Class 2A1
   7.50%, 05/25/32 (b)                                        232            189
MASTR ASSET SECURITIZATION TRUST
   Series 2003-6 Class 9A1
   4.25%, 07/25/33 (b)                                        480            439
MLCC MORTGAGE INVESTORS, INC.
   Series 2004-B Class A2
   2.84%, 12/25/08 (a)(b)                                     167            142
STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN
   TRUST
   Series 2004-2 Class 2A
   5.72%, 12/01/08 (a)(b)                                      67             44
STRUCTURED ASSET SECURITIES CORP.
   Series 2002-22H Class 1A
   6.94%, 12/01/08 (a)(b)                                      27             25
VENDEE MORTGAGE TRUST
   Series 1995-3 Class 1Z
   7.25%, 09/15/25 (b)                                         97            106
WAMU MORTGAGE PASS-THROUGH CERTIFICATES
   Series 2003-AR1 Class A6
   5.72%, 12/01/08 (a)(b)                                      17             14
   Series 2003-S10 Class A5
   5.00%, 10/25/18 (b)                                        413            382
   Series 2003-S12 Class 1A3
   4.50%, 11/25/18 (b)                                        361            336
                                                                    ------------
                                                                           3,086

U.S. GOVERNMENT AGENCY MORTGAGES 101.1%
--------------------------------------------------------------------------------
FREDDIE MAC REMICS
   6.50%, 03/15/14 (b)(d)                                     616             56
GINNIE MAE
   4.00%, 03/19/18 (a)                                      1,358          1,408
   4.00%, 10/20/33 to 11/20/33                                120            113
   4.50%, 08/15/18 to 10/15/33                              1,990          1,969
   4.50%, 02/20/30 (b)                                         84             84
   4.63%, 09/12/12 (a)                                         90             89
   4.88%, 12/10/08 (a)                                         96             95
   5.00%, 02/15/18 to 09/15/38                             17,505         17,691
   5.00%, 01/16/32 (b)                                        891            902
   5.13%, 06/06/23 (a)                                         95             94
   5.38%, 12/01/08 to 05/23/09(a)                             527            521
   5.50%, 08/15/10 (a)                                         90             91
   5.50%, 09/20/13 to 06/15/38                             32,547         33,203
   6.00%, 01/15/09 to 09/20/38                             28,891         29,558
   6.25%, 01/15/29 to 02/15/29                                 55             57
   6.50%, 12/20/11 to 09/20/38                              9,252          9,508
   7.00%, 12/15/08 to 12/15/37                              4,498          4,646
   7.50%, 01/15/09 to 11/15/37                                378            400
   8.00%, 08/15/09 to 10/15/11                                  5              5
   8.50%, 08/20/25 to 01/20/30                                 28             29
   9.00%, 09/20/15 to 12/20/30                                942          1,019
   13.00%, 07/20/14                                            --             --
GINNIE MAE TBA
   5.50%, 12/01/38                                          7,000          7,114
   6.00%, 12/01/38                                          6,000          6,128
   6.50%, 12/01/38                                          3,000          3,075
                                                                    ------------
                                                                         117,855
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $119,742)                                                          120,941
                                                                    ------------

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 9.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS  1.9%
--------------------------------------------------------------------------------
NIEUW AMSTERDAM RECEIVABLES CORP.
   1.25%, 12/01/08                                          2,300          2,300
REPURCHASE AGREEMENT 7.5%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Fannie Mae with a value of $8,904
   0.05%, issued 11/28/08, due 12/01/08                     8,726          8,726

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   0.81%, 12/26/08 (c)                                        100            100
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $11,126)                                                            11,126
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 11/30/08 the tax basis cost of the fund's investments was $130,868 and the unrealized appreciation and depreciation were $1,994 and ($795), respectively, with a net unrealized appreciation of $1,199.

(a)  Variable-rate security.

(b)  Callable security.

(c) All or a portion of this security is held as collateral for open futures contracts.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at 11/30/08. All numbers are x1,000 except number of futures contracts.

                                                                      UNREALIZED
                                               NUMBER OF   CONTRACT     GAINS/
                                               CONTRACTS     VALUE     (LOSSES)
FUTURES CONTRACTS

FUTURES CONTRACTS - LONG
--------------------------------------------------------------------------------
10 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/20/09                             5        605            9
2 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/31/09                            20      4,336            8
5 YEARS, LONG, U.S. TREASURY
   NOTE expires 03/31/09                             20      2,334            6
                                                                      ----------
                                                                             23
FUTURES CONTRACTS - SHORT
--------------------------------------------------------------------------------
2 YEARS, SHORT, U.S. TREASURY
   NOTE, expires 03/31/09                           (20)    (4,336)         (23)
5 YEARS, SHORT, U.S. TREASURY
   NOTE, expires 03/31/09                           (50)    (5,836)         (20)
                                                                      ----------
                                                                            (43)
                                                                      ----------
NET UNREALIZED LOSSES                                                       (20)
                                                                      ----------

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                                       --
Level 2 - Other Significant Observable Inputs                            132,053
Level 3 - Significant Unobservable Inputs                                     14
                                                                  --------------
TOTAL                                                             $      132,067
                                                                  --------------

*    Other Financial Instruments include future contracts of ($20).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                                       --
Accrued discount/premiums                                                    --
Realized gain/loss                                                           --
Change in unrealized appreciation (depreciation)                             (3)
Net purchases (sales)                                                        (1)
Transfer in and/or out of Level 3                                            18
                                                                   -------------
Balance as of 11/30/08                                             $         14
                                                                   -------------

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   47.6%  FIXED-RATE OBLIGATIONS                           60,392         59,754
   51.1%  VARIABLE-RATE OBLIGATIONS                        64,250         64,250
--------------------------------------------------------------------------------
   98.7%  TOTAL INVESTMENTS                               124,642        124,004
    1.3%  OTHER ASSETS AND LIABILITIES                                     1,663
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     125,667

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                             RATE     DATE                ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 47.6% OF NET ASSETS

CALIFORNIA 45.1%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   GO Bonds                                                                   5.75%  03/01/10                    5,000         5,295
   RB Series 2004A                                                            5.25%  01/01/11                    6,000         6,299
CALIFORNIA HEALTH FACILITIES FINANCING AUTH
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     2.75%  12/01/08 (a)                  100           100
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     3.50%  12/01/09 (a)                  100           101
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     3.75%  12/01/10 (a)                  240           241
   Insured RB (NCROC Paradise Valley Estates) Series 2005                     4.05%  12/01/11 (a)                  100           100
   RB (Sutter Health) Series 2008A                                            5.00%  08/15/12                    1,325         1,361
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
   RB (California Independent System Operator Corp) Series 2008A              4.00%  02/01/09                    2,000         2,008
   RB (Pacific Gas & Electric) Series G                                       3.75%  09/20/10                    1,500         1,489
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Insured RB (Enloe Medical Center) Series 2008A                             5.00%  08/15/09 (a)                  650           661
   Insured RB (Enloe Medical Center) Series 2008A                             5.00%  08/15/11 (a)                  675           692
   RB (Daughters of Charity Health System) Series 2005F                       5.00%  07/01/10                    2,455         2,375
   RB (Daughters of Charity Health System) Series 2005G                       5.25%  07/01/11                      840           799
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
      Series 2004                                                             5.50%  05/15/09                      660           660
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts, Phase II)
      Series 2004                                                             5.50%  05/15/10                      900           899
   TRAN Program Note Participations Series 2008B                              3.00%  07/31/09                    7,000         7,063

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                             RATE     DATE                ($ X 1,000)   ($ X 1,000)
CHULA VISTA PUBLIC FINANCING AUTH
   Refunding RB Series 2005A                                                  4.00%  09/01/12 (a)                2,980         3,053
DEL MAR RACE TRACK AUTH
   RB Series 2005                                                             5.00%  08/15/09                      500           499
   RB Series 2005                                                             5.00%  08/15/10                    1,415         1,402
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B                5.63%  06/01/13                    2,915         3,196
MILLBRAE PUBLIC FINANCING AUTH
   Subordinate Wastewater Revenue Notes Series 2008                           3.50%  04/01/10                    2,000         2,008
MT. DIABLO HOSPITAL DISTRICT
   Insured Hospital RB Series 1993A                                           5.00%  12/01/13 (a)                2,470         2,614
PERRIS PUBLIC FINANCING AUTH
   2006 Tax Allocation RB                                                     4.40%  10/01/10                      480           467
   2006 Tax Allocation RB                                                     4.55%  10/01/11                      520           500
   2006 Tax Allocation RB                                                     4.65%  10/01/12                      545           517
RANCHO CORDOVA
   Special Tax Bonds Series 2007                                              4.50%  09/01/15                    1,170         1,050
RIVERSIDE CNTY TRANSPORTATION COMMISSION
   Sales Tax RB Series 2008A                                                  4.00%  12/01/09                    4,000         4,081
SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research) Series 2006                   5.00%  09/01/09                    1,085         1,072
   COP (Burnham Institute for Medical Research) Series 2006                   5.00%  09/01/10                    1,000           971
SAN JOAQUIN CNTY TRANSPORTATION AUTH
   Measure K Sr Sales Tax Revenue Notes Series 2008                           4.00%  04/01/11                    4,000         4,097
SAN MATEO CNTY JOINT POWERS FINANCING AUTH
   Lease Refunding RB (Youth Services Campus) Series 2008A                    3.00%  07/15/10                      500           507
   Refunding Lease RB (Youth Services Campus) Series 2008A                    4.00%  07/15/11                      500           514
                                                                                                                         -----------
                                                                                                                              56,691
PUERTO RICO 2.5%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities Refunding RB Series J                                5.00%  07/01/12 (a)                3,150         3,063
                                                                                                                         -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $60,392)                                                                                                             59,754
                                                                                                                         -----------

VARIABLE-RATE OBLIGATIONS  51.1% OF NET ASSETS

CALIFORNIA 35.3%
------------------------------------------------------------------------------------------------------------------------------------
BAY AREA TOLL AUTH
   San Francisco Bay Area Toll Bridge RB Series 2007G1                        0.30%  12/04/08 (b)                3,000         3,000

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
         TYPE OF SECURITY, SERIES                                             RATE     DATE                ($ X 1,000)   ($ X 1,000)
CALIFORNIA
   Economic Recovery Bonds Series 2004C4                                      0.50%  12/01/08 (b)                  200           200
   GO Bonds Series 2004A3                                                     0.65%  12/01/08 (a)                2,100         2,100
   GO Bonds Series 2005A6                                                     0.50%  12/04/08 (a)                1,150         1,150
CALIFORNIA STATE UNIV
   Systemwide RB Series 2005C                                                 1.10%  12/04/08 (a)(b)(c)          4,000         4,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Inc)                                               5.87%  12/11/08 (a)                2,600         2,600
CALIFORNIA TRANSIT FINANCE AUTH
   Bonds (California Finance Program) Series 1997                             3.80%  12/03/08 (a)(b)             6,250         6,250
IRVINE ASSESSMENT DISTRICT NO. 85-7
   Limited Obligation Improvement Bonds Series A                              1.25%  12/01/08 (a)(b)             3,000         3,000
ORANGE CNTY SANITATION DISTRICT
   COP Series 2003                                                            2.15%  12/04/08 (a)(b)(c)          2,500         2,500
   Refunding COP Series 2000A                                                 1.20%  12/01/08 (b)                4,300         4,300
RIVERSIDE
   Water RB Series 2008A                                                      0.70%  12/04/08 (b)                8,000         8,000
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water RB Series 2001C2                                                     0.70%  12/01/08 (b)                4,300         4,300
SWEETWATER UNION HIGH SD
   GO Bonds (Election of 2006) Series 2008A                                   1.11%  12/04/08 (a)(b)(c)          1,000         1,000
WESTERN RIVERSIDE CNTY REGIONAL WASTEWATER AUTH
   RB (Regional Wastewater Treatment System) Series 1996                      1.00%  12/01/08 (a)                2,000         2,000
                                                                                                                         -----------
                                                                                                                              44,400

PUERTO RICO 15.8%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   GO Public Improvement Bonds of 1996                                        3.55%  01/02/09 (a)(d)             2,900         2,900
   GO Public Improvement Refunding Bonds Series 2004B4                        3.80%  12/04/08 (a)(b)             5,000         5,000
PUERTO RICO AQUEDUCT & SEWER AUTH
   Refunding Bonds Series 1995                                                2.84%  01/02/09 (a)(d)             7,600         7,600
PUERTO RICO ELECTRIC POWER AUTH
   Power RB Series HH                                                         1.00%  12/04/08 (a)(b)(c)          1,100         1,100
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
   Transportation Refunding RB Series 2005L                                   4.06%  12/04/08 (a)(b)(c)          3,250         3,250
                                                                                                                         -----------
                                                                                                                              19,850
                                                                                                                         -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $64,250)                                                                                                             64,250
                                                                                                                         -----------
------------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08 the tax basis cost of the fund's investments was $124,642 and the unrealized appreciation and depreciation were $170 and ($808), respectively, with a net unrealized depreciation of ($638).

(a)  Credit-enhanced security.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(b)  Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,850 or 9.4% of net assets.

(d) Illiquid security. At the period end, the value of these amounted to $10,500 or 8.4% of net assets.


COP - Certificate of participation
GO - General obligation
RB - Revenue bond
SD - School district
TRAN - Tax and revenue anticipation note

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                           $            0
Level 2 - Other Significant Observable Inputs                            110,804
Level 3 - Significant Unobservable Inputs                                 13,200
                                                                  --------------
TOTAL                                                             $      124,004
                                                                  --------------

*    The fund had no Other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $     37,675
Accrued discount/premiums                                                    --
Realized gain/loss                                                           --
Change in unrealized appreciation (depreciation)                             --
Net purchases (sales)                                                   (24,475)
Transfer in and/or out of Level 3                                            --
                                                                   -------------
Balance as of 11/30/08                                             $     13,200
                                                                   -------------

SCHWAB INVESTMENTS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   50.2%  FIXED-RATE OBLIGATIONS                           67,456         66,572
   47.8%  VARIABLE-RATE OBLIGATIONS                        70,857         63,370
--------------------------------------------------------------------------------
   98.0%  TOTAL INVESTMENTS                               138,313        129,942
    2.0%  OTHER ASSETS AND LIABILITIES                                     2,653
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     132,595

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
FIXED-RATE OBLIGATIONS 50.2% OF NET ASSETS

ALABAMA 4.2%
------------------------------------------------------------------------------------------------------------------------------------
ALABAMA PUBLIC HOUSING FINANCE CORP
   Capital Program RB Series 2003B                                            3.85%  01/01/10 (a)                3,700         3,784
BIRMINGHAM SPECIAL CARE FACILITIES FINANCING AUTH
   RB (Baptist Health System Inc) Series 2005A                                5.00%  11/15/09                      465           458
HEALTH CARE AUTH FOR BAPTIST HEALTH
   Bonds Series 2006D                                                         5.00%  11/15/11                    1,350         1,337
                                                                                                                         -----------
                                                                                                                               5,579

ARIZONA 4.4%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA
   COP Series 2008A                                                           5.00%  09/01/11 (a)                3,500         3,697
MARICOPA CNTY ELEMENTARY SD NO. 17
   School Improvement Bonds (Project of 2006) Series 2008B                    4.00%  07/01/09 (a)                  685           693
MARICOPA CNTY USD NO. 20
   GO School Improvement Bonds Series 2008C                                   4.00%  07/01/09 (a)                  345           351
PIMA CNTY
   COP Series 2008                                                            5.00%  06/01/10                    1,000         1,035
                                                                                                                         -----------
                                                                                                                               5,776

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
FLORIDA 5.7%
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS PROPERTY INSURANCE CORP
   High-Risk Account Sr Secured Refunding Bonds Series 2007A                  5.00%  03/01/10 (a)                3,925         4,002
   High-Risk Account Sr Secured Refunding Bonds Series 2008A2                 4.50%  06/01/09                    1,950         1,962
FLORIDA RURAL UTILITY FINANCING COMMISSION
   Revenue Notes (Public Construction) Series 2008B                           3.50%  11/01/11                      600           585
HIGHLANDS CNTY HEALTH FACILITIES AUTH
   Hospital Refunding RB (Adventist Health System/Sunbelt Obligated
   Group) Series 2005A                                                        5.00%  11/15/09                      250           255
   RB (Adventist Health System/Sunbelt Obligated Group) Series B              5.00%  11/15/09                      500           511
HILLSBOROUGH CNTY IDA
   Pollution Control Refunding RB (Tampa Electric Company) Series 2006        5.00%  03/15/12 (a)                  250           253
                                                                                                                         -----------
                                                                                                                               7,568

ILLINOIS 0.8%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO
   General Airport 3rd Lien Refunding RB Series 2004A                         5.00%  01/01/09 (a)                1,000         1,002

INDIANA 0.9%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA FINANCE AUTH
   Health System Refunding RB Series 2008C                                    5.00%  11/01/11                      500           512
INDIANA HEALTH & EDUCATIONAL FACILITY FINANCING AUTH
   Hospital Refunding RB (Clarion Health Obligated Group) Series 2006B        5.00%  02/15/09                      720           725
                                                                                                                         -----------
                                                                                                                               1,237

IOWA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
IOWA FINANCE AUTH
   Health Facilities Development Refunding RB (Care Initiatives) Series
      2006A                                                                   5.25%  07/01/10                    1,450         1,410

KANSAS 1.1%
------------------------------------------------------------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
   Health Facilities RB (Hays Medical Center) Series 2005M                    3.75%  11/15/10 (a)                1,460         1,461

LOUISIANA 1.2%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA
   GO Match Bonds Series 2006B                                                5.00%  07/15/11 (a)                1,500         1,585

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
MASSACHUSETTS 2.1%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   General Transportation System Refunding Bonds Series 1994A                 7.00%  03/01/11 (a)                  875           959
MASSACHUSETTS DEVELOPMENT FINANCE AGENCY
   RB (Linden Ponds Inc Facility) Series 2007A                                5.00%  11/15/10                      900           850
   RB (Linden Ponds Inc Facility) Series 2007A                                5.13%  11/15/12                    1,150         1,024
                                                                                                                         -----------
                                                                                                                               2,833

MICHIGAN 0.2%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
   Sewage Disposal System Second Lien RB Series 2001D2                        5.50%  01/01/12 (a)                  220           231

MISSISSIPPI 3.1%
------------------------------------------------------------------------------------------------------------------------------------
JACKSON STATE UNIV EDUCATIONAL BUILDING CORP
   RB (Campus Facilities) Series 2004B                                        5.00%  03/01/11                    3,500         3,592
MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTH
   RB (Mississippi Baptist Health Systems Inc) Series 2007A                   5.00%  08/15/09                      500           509
                                                                                                                         -----------
                                                                                                                               4,101

NEVADA 4.2%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY
   Airport Passenger Facility Charge Subordinate Lien RB
      (LasVegas-MCcarran International Airport) Series 2008A                  5.00%  07/01/10                    1,000         1,023
CLARK CNTY SPECIAL IMPROVEMENT DISTRICT NO.121
   Subordinate Local Improvement Refunding Bonds (Southern Highlands
      Area) Series 2006B                                                      4.35%  12/01/09                      450           440
   Subordinate Local Improvement Refunding Bonds (Southern Highlands
      Area) Series 2006B                                                      4.50%  12/01/10                      470           451
   Subordinate Local Improvement Refunding Bonds (Southern Highlands
      Area) Series 2006B                                                      4.60%  12/01/11                      235           220
HENDERSON
   Health Facility RB (Catholic Healthcare West) Series 2007B                 4.00%  07/01/12                    1,395         1,322
HENDERSON LOCAL IMPROVEMENT DISTRICT NO. T-18
   Limited Obligation Improvement (Inspirada) Bonds                           4.60%  09/01/11                    1,950         1,569
NORTH LAS VEGAS SPECIAL IMPROVEMENT DISTRICT NO. 60
   Subordinate Local Improvement Refunding Bonds (Aliante) Series 2006B       4.15%  12/01/08                      570           570
                                                                                                                         -----------
                                                                                                                               5,595

NEW YORK 6.6%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK STATE DORMITORY AUTH
   RB (State Univ Educational Facilities) Series 1990C                        7.38%  05/15/10                      685           719

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
TROY IDA
   Civic Facility RB (Rensselaer Polytechnic Institute) Series 2002E          4.05%  09/01/11                    7,800         8,024
                                                                                                                         -----------
                                                                                                                               8,743

OKLAHOMA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
GRADY CNTY SCHOOL FINANCE AUTH
   Educational Facilities Lease RB (Bridge Creek Public Schools) Series
      2008                                                                    4.00%  09/01/11                      390           396

OREGON 0.3%
------------------------------------------------------------------------------------------------------------------------------------
FOREST GROVE
   Student Housing RB (Oak Tree Foundation) Series 2007                       5.00%  03/01/14 (c)(d)               465           429

PENNSYLVANIA 5.1%
------------------------------------------------------------------------------------------------------------------------------------
HARRISBURG AUTH
   Refunding RB Series 1998A                                                  5.00%  09/01/21 (a)                3,655         3,515
PHILADELPHIA PARKING AUTH
   Airport Parking Refunding RB Series 2008                                   5.00%  09/01/09                      610           625
PITTSBURGH
   GO Refunding Bonds Series 2008A1                                           5.00%  09/01/09                    2,575         2,631
                                                                                                                         -----------
                                                                                                                               6,771

TEXAS 3.6%
------------------------------------------------------------------------------------------------------------------------------------
BRAZOS RIVER AUTH
   Refunding RB (Houston Industries) Series 1998A                             5.13%  05/01/19 (a)                1,700         1,416
MONTGOMERY CNTY
   GO Bonds Series B                                                          3.00%  09/01/09 (a)(b)             3,385         3,394
                                                                                                                         -----------
                                                                                                                               4,810

UTAH 4.5%
------------------------------------------------------------------------------------------------------------------------------------
INTERMOUNTAIN POWER AGENCY
   Power Supply RB Series 1985F                                               3.00%  03/15/09 (b)                2,000         2,000
   Power Supply Refunding RB Series 1985E                                     2.35%  12/01/08 (a)(b)             4,000         4,000
                                                                                                                         -----------
                                                                                                                               6,000

WYOMING 0.8%
------------------------------------------------------------------------------------------------------------------------------------
CAMPBELL CNTY RECREATION PROJECT JOINT POWERS BOARD
   Lease RB Series 2008                                                       5.00%  06/15/11                    1,000         1,045
                                                                                                                         -----------
TOTAL FIXED-RATE OBLIGATIONS
   (COST $67,456)                                                                                                             66,572
                                                                                                                         -----------

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
VARIABLE-RATE OBLIGATIONS 47.8% OF NET ASSETS

ARIZONA 17.3%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA HEALTH FACILITIES AUTH
   Hospital RB (Phoenix Children's Hospital) Series 2007A                     2.03%  12/04/08 (d)               20,500        16,207
MARICOPA CNTY IDA
   M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B             3.99%  12/04/08 (d)                6,755         6,755
                                                                                                                         -----------
                                                                                                                              22,962

CALIFORNIA 5.6%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Economic Recovery Bonds Series 2004C15                                     3.50%  12/03/08 (a)(b)             2,500         2,500
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Inc)                                               5.87%  12/11/08 (a)                1,200         1,200
IRVINE ASSESSMENT DISTRICT NO. 85-7
   Limited Obligation Improvement Bonds Series A                              1.25%  12/01/08 (a)(b)             2,645         2,645
ORANGE CNTY SANITATION DISTRICT
   COP Series 2003                                                            2.15%  12/04/08 (a)(b)(c)          1,100         1,100
                                                                                                                         -----------
                                                                                                                               7,445

COLORADO 0.9%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO SPRINGS UTILITIES SYSTEM
   Improvement & Refunding RB Series 2007B                                    3.50%  12/04/08 (b)                1,250         1,250

FLORIDA 0.7%
------------------------------------------------------------------------------------------------------------------------------------
POLK CNTY IDA
   IDRB (Winter Haven Hospital) Series 2005B                                  1.00%  12/01/08 (a)                  900           900

MASSACHUSETTS 2.6%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH
   RB (New England Medical Center Hospitals) Series G2                        3.55%  12/30/08 (a)(d)             3,400         3,400

NEVADA 2.9%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY
   Airport System Refunding RB Series 1993A                                   9.00%  12/03/08 (a)(b)             3,800         3,800

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                              MATURITY              FACE AMOUNT      VALUE
        TYPE OF SECURITY, SERIES                                              RATE     DATE                ($ X 1,000)   ($ X 1,000)
NEW YORK 4.9%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water & Sewer System RB Fiscal 2003 Series C3                              9.00%  12/01/08 (b)                3,500         3,500
   Water & Sewer System RB Fiscal 2001 Series F1                              1.00%  12/01/08 (b)                2,950         2,950
                                                                                                                         -----------
                                                                                                                               6,450

NORTH CAROLINA 1.9%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA MEDICAL CARE COMMISSION
   Health Care Facilities RB (Univ Health Systems of Eastern Carolina)
      Series 2006C1                                                           5.50%  12/03/08 (a)(b)             2,500         2,500

OKLAHOMA 6.0%
------------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B             3.19%  12/11/08 (d)                8,000         8,000

PENNSYLVANIA 3.2%
------------------------------------------------------------------------------------------------------------------------------------
SAYRE HEALTH CARE FACILITIES AUTH
   RB (Guthrie Health) Series 2007                                            2.66%  12/01/08 (d)                7,250         4,263

PUERTO RICO 0.7%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY & TRANSPORTATION AUTH
   Transportation Refunding RB Series 2005L                                   4.06%  12/04/08 (a)(b)(c)          1,000         1,000

WASHINGTON 1.1%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON PUBLIC POWER SUPPLY SYSTEM
   Refunding RB (Nuclear Project No.1) Series 1993A                           4.00%  01/02/09 (a)                1,400         1,400
                                                                                                                         -----------
TOTAL VARIABLE-RATE OBLIGATIONS
   (COST $70,857)                                                                                                             63,370
                                                                                                                         -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08, the tax basis cost of the fund's investments was $138,313 and the unrealized appreciation and depreciation were $471 and ($8,842), respectively, with a net unrealized depreciation of ($8,371).

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE      LOSSES
FUTURES CONTRACT

2 YEARS, SHORT, U.S. TREASURY NOTE expires
   03/31/09                                          (20)    (4,336)        (22)
                                                                      ----------
NET UNREALIZED LOSSES                                        (4,336)        (22)
                                                                      ----------

(a)  Credit-enhanced security.

(b)  Liquidity-enhanced security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,529 or 1.9% of net assets.

(d) Illiquid security. At the period end, the value of these amounted to $39,054 or 29.4% of net assets.

COP  - Certificate of participation
GO   - General obligation
IDA  - Industrial development authority
IDRB - Industrial development revenue bond
M/F  - Multi-family
RB   - Revenue bond
SD   - School district
USD  - Unified school district

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                                       --
Level 2 - Other Significant Observable Inputs                            107,187
Level 3 - Significant Unobservable Inputs                                 22,755
                                                                  --------------
TOTAL                                                             $      129,942
                                                                  --------------

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

*    Other Financial Instruments include future contracts of ($22).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $      20,755
Accrued discount/premiums                                                     --
Realized gain/loss                                                            --
Change in unrealized appreciation (depreciation)                              --
Net purchases (sales)                                                      2,000
Transfer in and/or out of Level 3                                             --
                                                                   -------------
Balance as of 11/30/08                                             $      22,755
                                                                   -------------

SCHWAB INVESTMENTS
SCHWAB INFLATION-PROTECTED FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   94.5%  U.S. GOVERNMENT SECURITIES                      272,295        244,659
    0.3%  CORPORATE BOND                                      728            741
    4.4%  SHORT-TERM INVESTMENTS                           11,386         11,386
--------------------------------------------------------------------------------
   99.2%  TOTAL INVESTMENTS                               284,409        256,786
    0.8%  OTHER ASSETS AND LIABILITIES                                     1,996
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     258,782

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITIES 94.5% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 94.5%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES
   4.25%, 01/15/10                                          2,048          2,005
   0.88%, 04/15/10                                         24,288         22,590
   2.00%, 04/15/12                                         15,462         14,680
   3.00%, 07/15/12                                         25,554         24,436
   0.63%, 04/15/13                                          3,105          2,891
   1.88%, 07/15/13                                          9,530          8,621
   2.00%, 01/15/14                                         15,541         13,998
   1.63%, 01/15/15                                         34,060         29,861
   1.88%, 07/15/15                                         14,061         12,466
   2.00%, 01/15/16                                         14,854         13,233
   2.63%, 07/15/17                                         14,990         14,231
   1.63%, 01/15/18                                          3,133          2,788
   1.38%, 07/15/18                                         15,727         14,089
   2.38%, 01/15/25                                         13,720         12,228
   2.00%, 01/15/26                                         13,879         11,614
   2.38%, 01/15/27                                          9,439          8,474
   1.75%, 01/15/28                                          5,222          4,306
   3.63%, 04/15/28                                         13,068         13,878
   3.88%, 04/15/29                                         12,178         13,431
   3.38%, 04/15/32                                          4,561          4,839
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $272,295)                                                          244,659
                                                                    ------------
CORPORATE BOND 0.3% OF NET ASSETS

INDUSTRIAL 0.3%
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL 0.3%
SAFEWAY, INC.
   4.12%, 12/29/08 (b)(c)                                     750            741
                                                                    ------------
TOTAL CORPORATE BONDS
(COST $728)                                                                  741
                                                                    ------------

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
RATE, MATURITY DATE                                   ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 4.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 1.9%
--------------------------------------------------------------------------------
NIEUW AMSTERDAM RECEIVABLES CORP.
   1.25%, 12/01/08                                          5,000          5,000

REPURCHASE AGREEMENT 2.4%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal Home Loan
   Mortgage Corporation with a value of
   $6,210.
   0.05%, issued 11/28/08, due 12/01/08                     6,086          6,086

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   0.40%, 01/08/09 (a)                                        200            200
   0.81%, 12/26/08 (a)                                        100            100
                                                                    ------------
                                                                             300
                                                                    ------------
TOTAL SHORT-TERM INVESTMENT
(COST $11,386)                                                            11,386
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08 the tax basis cost of the fund's investments was $285,831, and the unrealized appreciation and depreciation were $50 and ($29,095), respectively, with a net unrealized depreciation of ($29,045.)

(a) All or a portion of this security is held as collateral for open futures contracts.

(b)  Variable-rate security.

(c)  Callable security.

In addition to the above, the fund held the following at 11/30/08. All numbers are x 1,000 except number of futures contracts.

SCHWAB INFLATION-PROTECTED FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS     VALUE       GAINS
FUTURES CONTRACTS

FUTURES CONTRACTS - LONG
--------------------------------------------------------------------------------
2 YEARS, LONG, U.S. TREASURY NOTE,
   expires 03/31/09                                   50     10,481           56

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                           $      244,659
Level 2 - Other Significant Observable Inputs                             12,127
Level 3 - Significant Unobservable Inputs                                     --
                                                                  --------------
TOTAL                                                             $      256,786
                                                                  --------------

*    Other Financial Instruments include future contracts of $56.

SCHWAB INVESTMENTS
SCHWAB PREMIER INCOME FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   28.4%  CORPORATE BONDS                                  65,424        58,690
   12.0%  ASSET-BACKED OBLIGATIONS                         28,054        24,715
   48.1%  MORTGAGE-BACKED SECURITIES                      104,257        99,319
    2.5%  COMMERCIAL MORTGAGE BACKED SECURITIES             4,645         5,133
   18.8%  U.S. GOVERNMENT SECURITIES                       37,514        38,873
    2.1%  SHORT-TERM INVESTMENTS                            4,258         4,259
--------------------------------------------------------------------------------
  111.9%  TOTAL INVESTMENTS                               244,152       230,989
  (11.9)% OTHER ASSETS AND LIABILITIES                                  (24,600)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                    206,389

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
CORPORATE BONDS 28.4% OF NET ASSETS

FINANCE 11.9%
--------------------------------------------------------------------------------
BANKING 4.7%
BANK OF AMERICA CORP.
   8.13%, 05/15/18 (a)(b)                                   1,000            704
BANKBOSTON CAPITAL TRUST III
   3.57%, 12/15/08 (a)(b)                                     175            122
COBANK ACB
   7.88%, 04/16/18 (c)                                      1,000            960
CREDIT SUISSE GUERNSEY
   2.84%, 02/17/09 (a)(b)                                   2,000          1,098
JPMORGAN CHASE & CO.
   7.90%, 04/30/18 (a)(b)                                     500            392
MORGAN STANLEY
   4.75%, 04/01/14                                            500            363
   6.00%, 04/28/15                                            500            413
   6.75%, 04/15/11 (b)                                        323            305
RBS CAPITAL TRUST IV
   4.56%, 12/31/08 (a)(b)                                   5,000          1,911
SKANDINAVISKA ENSKILDA BANKEN AB
   7.50%, 03/12/09 (a)(b)(c)                                2,400          2,180
THE GOLDMAN SACHS GROUP, INC.
   5.63%, 01/15/17                                          1,000            749
WACHOVIA BANK NA
   4.80%, 11/01/14                                            500            445
                                                                    ------------
                                                                           9,642

BROKERAGE 1.5%
MERRILL LYNCH & CO., INC.
   4.13%, 01/15/09                                          2,400          2,392
   6.05%, 08/15/12                                            300            285
   6.15%, 04/25/13                                            500            473
                                                                    ------------
                                                                           3,150

FINANCE COMPANY 3.5%
AMERICAN GENERAL FINANCE
   6.90%, 12/15/17                                            500            207
CAPITAL ONE BANK USA NA
   4.25%, 12/01/08                                          1,640          1,640
COUNTRYWIDE FINANCIAL CORP.
   3.33%, 12/19/08 (a)                                      3,000          2,998
GENERAL ELECTRIC CAPITAL CORP.
   4.80%, 05/01/13                                            500            477
HSBC FINANCE CORP.
   5.88%, 02/01/09                                          2,000          1,990
                                                                    ------------
                                                                           7,312

INSURANCE 1.6%
AMERICAN INTERNATIONAL GROUP, INC.
   8.25%, 08/15/18                                            500            334
ASSURED GUARANTY US HOLDINGS, INC.
   6.40%, 12/15/16 (a)(b)                                     250             63
OIL INSURANCE LTD.
   7.56%, 06/30/11 (a)(b)(c)                                1,000            418
ZFS FINANCE USA TRUST I
   6.15%, 12/15/10 (a)(b)(c)                                3,000          1,965
ZFS FINANCE USA TRUST III
   3.97%, 12/15/08 (a)(b)(c)                                1,000            566
                                                                    ------------
                                                                           3,346

REAL ESTATE INVESTMENT TRUST 0.6%
SIMON PROPERTY GROUP LP
   3.75%, 01/30/09 (b)                                      1,256         1,237
                                                                    ------------
                                                                          24,687

INDUSTRIAL 14.6%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.6%
AIRGAS, INC.
   7.13%, 10/01/18 (b)(c)                                   1,000            802
LUBRIZOL CORP.
   Sr Nt
   5.88%, 12/01/08 (b)                                        374            374
                                                                    ------------
                                                                           1,176

SCHWAB PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
CAPITAL GOODS 2.3%
GENERAL ELECTRIC CO.
   2.85%, 12/09/08 (a)                                      2,820          2,819
REXAM PLC
   6.75%, 06/01/13 (b)(c)                                   2,000          2,029
                                                                    ------------
                                                                           4,848

COMMUNICATIONS 6.8%
AT&T, INC.
   6.70%, 11/15/13 (b)                                        400            399
BRITISH SKY BROADCASTING GROUP PLC
   6.88%, 02/23/09                                          4,070          4,048
   9.50%, 11/15/18 (b)(c)                                     500            504
COMCAST CABLE HOLDINGS LLC
   9.80%, 02/01/12                                          1,000          1,030
COMCAST HOLDINGS CORP.
   10.63%, 07/15/12                                           619            652
DEUTSCHE TELEKOM INTERNATIONAL FINANCE
   3.39%, 12/23/08 (a)                                      1,000            988
   5.88%, 08/20/13 (b)                                        500            452
NEWS AMERICA HOLDINGS
   9.25%, 02/01/13                                            500            530
ROGERS WIRELESS, INC.
   8.00%, 12/15/12 (b)                                      1,000            925
   7.50%, 03/15/15 (b)                                        290            284
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                         3,250          3,388
VERIZON COMMUNICATIONS, INC.
   8.75%, 11/01/18 (b)                                        500            501
VERIZON WIRELESS CAPITAL LLC
   7.38%, 11/15/13 (b)(c)                                     250            248
                                                                    ------------
                                                                          13,949

CONSUMER CYCLICAL 1.7%
CVS CAREMARK CORP.
   6.30%, 06/01/12 (a)(b)                                   1,000            550
   6.94%, 01/10/30 (b)(c)                                   1,968          1,561
FORD MOTOR CREDIT CO.
   5.80%, 01/12/09                                          1,500          1,337
                                                                    ------------
                                                                           3,448

CONSUMER NON-CYCLICAL 2.8%
ABBOTT LABORATORIES
   5.60%, 11/30/17 (b)                                        500            501
MEDCO HEALTH SOLUTIONS, INC.
   6.13%, 03/15/13 (b)                                      2,000          1,840
PEPSICO, INC.
   7.90%, 11/01/18 (b)                                        500            559
PHILIP MORRIS INTERNATIONAL, INC.
   6.88%, 03/17/14                                            500            506
REYNOLDS AMERICAN, INC.
   6.50%, 07/15/10 (b)                                        575            560
SAFEWAY, INC.
   4.12%, 12/29/08 (a)(b)                                   1,630          1,610
THE KROGER CO.
   7.50%, 01/15/14 (b)                                        200            203
                                                                    ------------
                                                                           5,779

ENERGY 0.4%
APACHE CORP.
   6.90%, 09/15/18 (b)                                        100            102
BAKER HUGHES, INC.
   6.50%, 11/15/13 (b)                                        100            104
   7.50%, 11/15/18 (b)                                        100            105
XTO ENERGY, INC.
   5.00%, 08/01/10 (b)                                        500            491
                                                                    ------------
                                                                             802

TRANSPORTATION 0.0%
BURLINGTON NORTHERN SANTA FE CORP.
   7.00%, 02/01/14 (b)                                        100            102
                                                                    ------------
                                                                          30,104

UTILITIES 1.9%
--------------------------------------------------------------------------------
ELECTRIC 0.8%
DOMINION RESOURCES, INC.
   8.88%, 01/15/19 (b)                                        125            127
NEVADA POWER CO.
   6.50%, 04/15/12 (b)                                      1,000          1,005
PACIFIC GAS & ELECTRIC CO.
   8.25%, 10/15/18 (b)                                        500            556
                                                                    ------------
                                                                           1,688

NATURAL GAS 1.1%
CENTERPOINT ENERGY RESOURCES CORP.
   6.13%, 11/01/17 (b)                                      1,000            803
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/16 (a)(b)                                   2,250          1,408
                                                                    ------------
                                                                           2,211
                                                                    ------------
                                                                           3,899
                                                                    ------------
TOTAL CORPORATE BONDS
(COST $65,424)                                                            58,690
                                                                    ------------

ASSET-BACKED OBLIGATIONS 12.0% OF NET ASSETS

ACE SECURITIES CORP.
   Series 2003-HS1 Class M3
   5.15%, 12/26/08 (a)(b)                                   1,500            983
AEGIS ASSET BACKED SECURITIES TRUST
   Series 2006-1 Class A1
   1.48%, 12/26/08 (a)(b)                                     132            123
AMERIQUEST MORTGAGE SECURITIES, INC.
   Series 2004-R10 Class M1
   2.10%, 12/26/08 (a)(b)                                   1,000            621
   Series 2001-2 Class M2
   3.27%, 12/26/08 (a)(b)                                     244            243
   Series 2003-11 Class M5
   4.65%, 12/26/08 (a)(b)                                     138             27

SCHWAB PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
AMORTIZING RESIDENTIAL COLLATERAL TRUST
   Series 2002-BC4 Class A
   1.69%, 12/26/08 (a)(b)                                       1              1
ARGENT SECURITIES, INC.
   Series 2003-W3 Class M1
   2.15%, 12/26/08 (a)(b)                                   4,250          2,656
CITIBANK CREDIT CARD ISSUANCE TRUST
   Series 2006-A5 Class A5
   5.30%, 05/20/11 (b)                                        110            109
CITIFINANCIAL MORTGAGE SECURITIES, INC.
   Series 2004-1 Class AF2
   2.65%, 05/21/09 (a)(b)                                     452            441
FREMONT HOME LOAN TRUST
   Series 2003-B Class M1
   2.45%, 12/26/08 (a)(b)                                   2,625          1,931
HOUSEHOLD HOME EQUITY LOAN TRUST
   Series 2006-4 Class A1F
   5.79%, 09/02/09 (a)(b)                                     567            547
LONG BEACH MORTGAGE LOAN TRUST
   Series 2004-1 Class M2
   1.95%, 12/26/08 (a)(b)                                   1,500            956
   Series 2004-1 Class M6
   2.80%, 12/26/08 (a)(b)                                     694            258
MERRILL LYNCH MORTGAGE INVESTORS, INC.
   Series 2003-WMC3 Class M4
   7.26%, 12/26/08 (a)(b)                                   3,106          2,299
MORGAN STANLEY ABS CAPITAL I
   Series 2004-HE8 Class M1
   2.04%, 12/26/08 (a)(b)                                   3,000          1,762
   Series 2003-NC6 Class M1
   2.60%, 12/26/08 (a)(b)                                   1,160            747
NOVASTAR HOME EQUITY LOAN
   Series 2004-4 Class M1
   2.02%, 12/26/08 (a)(b)                                   3,850          3,683
   Series 2003-4 Class M1
   2.11%, 12/26/08 (a)(b)                                   2,310          1,820
PARK PLACE SECURITIES, INC.
   Series 2004-WCW1 Class M1
   2.03%, 12/26/08 (a)(b)                                   3,663          3,193
   Series 2004-MHQ1 Class M1
   2.10%, 12/26/08 (a)(b)                                   1,000            864
STRUCTURED ASSET SECURITIES CORP.
   Series 2005-2XS Class 1A5A
   4.72%, 01/02/09 (a)(b)                                   1,933          1,451
                                                                    ------------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $28,054)                                                            24,715
                                                                    ------------

MORTGAGE-BACKED SECURITIES 48.1% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 13.5%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
   Series 2003-9 Class A2
   4.50%, 08/25/18 (b)                                      3,393          3,209
AMERICAN HOME MORTGAGE INVESTMENT TRUST
   Series 2005-1 Class 7A2
   5.29%, 01/02/09 (a)(b)                                   3,372          1,570
BANC OF AMERICA ALTERNATIVE LOAN TRUST
   Series 2005-2 Class CB
   5.50%, 03/25/35 (b)(d)                                   2,518            309
   Series 2005-5 Class CB
   5.50%, 06/25/35 (b)(d)                                   3,789            422
BANC OF AMERICA MORTGAGE SECURITIES, INC.
   Series 2005-E Class 3A1
   5.23%, 01/02/09 (a)(b)                                   7,712          5,482
BEAR STEARNS ADJUSTABLE RATE MORTGAGE TRUST
   Series 2005-1 Class 3A1
   5.20%, 01/02/09 (a)(b)                                   6,889          4,559
CITICORP MORTGAGE SECURITIES, INC.
   Series 2003-2 Class 2A2
   5.25%, 02/25/33 (b)                                      1,795          1,776
COUNTRYWIDE ALTERNATIVE LOAN TRUST
   Series 2005-J11 Class 7A1
   6.00%, 06/25/17 (b)                                        237            238
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
   Series 2005-6 Class 1A3
   5.50%, 12/25/35 (b)                                      1,913          1,551
GSAA HOME EQUITY TRUST
   Series 2004-NC1 Class AF6
   4.76%, 01/02/09 (a)(b)                                   1,937          1,617
JP MORGAN MORTGAGE TRUST
   Series 2007-A1 Class 6A1
   4.78%, 01/02/09 (a)(b)                                   1,807          1,283
   Series 2004-A6 Class 4A1
   5.45%, 01/02/09 (a)(b)                                   3,658          2,604
MORGAN STANLEY MORTGAGE LOAN TRUST
   Series 2007-6XS Class 1A2S
   5.50%, 01/02/09 (a)(b)                                   2,163          1,605
SEQUOIA MORTGAGE TRUST
   Series 2007-3 Class 1A1
   1.65%, 12/20/08 (a)(b)                                   1,265            915
THORNBURG MORTGAGE SECURITIES TRUST
   Series 2005-4 Class A3
   1.63%, 12/26/08 (a)(b)                                     773            769
                                                                    ------------
                                                                          27,909

SCHWAB PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT AGENCY MORTGAGES 34.6%
--------------------------------------------------------------------------------
FANNIE MAE
   9.75%, 07/01/16                                              4              5
   4.50%, 11/01/20 (d)                                     11,589          1,166
   5.00%, 03/01/34 to 11/01/35                             11,014         11,105
   5.50%, 08/01/34 to 01/01/36                             11,104         11,317
   6.00%, 07/01/37                                         16,346         16,723
   6.50%, 11/01/37                                          2,626          2,702
FANNIE MAE TBA
   5.00%, 12/01/38                                          9,500          9,564
   5.50%, 12/01/38                                         15,000         15,251
FREDDIE MAC GOLD
   4.50%, 02/28/10 to 09/01/15                                 64             66
   3.50%, 05/01/11                                             46             45
   5.50%, 12/01/34                                          1,219          1,239
   4.00%, 09/01/35                                             42             41
FREDDIE MAC REMICS
   Series 2701 Class 1A
   5.50%, 09/15/22 (b)(d)                                      50             --
   Series 2594 Class VY
   5.50%, 02/15/23 (b)(d)                                     565             19
GINNIE MAE I
   7.63%, 08/15/28                                            238            253
   7.38%, 09/15/28 to 02/15/30                                725            764
   7.13%, 02/15/29 to 03/15/29                                505            529
   7.00%, 04/15/29 to 05/15/29                                440            454
   7.25%, 04/15/29                                            159            167
                                                                    ------------
                                                                          71,410
                                                                    ------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $104,257)                                                           99,319
                                                                    ------------

COMMERCIAL MORTGAGE BACKED SECURITIES 2.5% OF NET
   ASSETS

CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
   Series 2006-C1 Class A2
   5.51%, 01/02/09 (a)(b)                                     780            696
GS MORTGAGE SECURITIES CORP II
   Series 2007-GG10 Class A4
   5.99%, 01/02/09 (a)(b)                                   6,000          3,739
JP MORGAN CHASE COMMERCIAL MORTGAGE
   SECURITIES CORP.
   Series 2003-ML1A Class A1
   3.97%, 03/12/39 (b)                                        171            149
LB-UBS COMMERCIAL MORTGAGE TRUST
   Series 2006-C3 Class A3
   5.69%, 12/11/08 (a)(b)                                     710            549
                                                                    ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(COST $4,645)                                                              5,133
                                                                    ------------

U.S. GOVERNMENT SECURITIES 18.8% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 4.4%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   5.25%, 06/18/14                                          4,000          4,391
   5.00%, 11/17/17                                          1,000          1,058
FREDDIE MAC
   2.88%, 11/23/10                                          2,000          2,017
   5.88%, 03/21/11                                          1,542          1,603
                                                                    ------------
                                                                           9,069

U.S. TREASURY OBLIGATIONS 14.4%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITIES
   1.63%, 01/15/18                                          5,744          5,111
U.S. TREASURY NOTES
   2.75%, 10/31/13                                         12,175         12,661
   4.25%, 08/15/15                                          4,500          5,049
   3.75%, 11/15/18                                          6,540          6,983
                                                                    ------------
                                                                          29,804
                                                                    ------------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $37,514)                                                            38,873
                                                                    ------------

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
CAPITAL ONE BANK FSB
   2.92%, 12/15/08 (a)                                      1,000            998

REPURCHASE AGREEMENT 1.6%
--------------------------------------------------------------------------------
FIXED INCOME CLEARING CORP.
Fully collateralized by Federal National Mortgage
   Association with a value of $3,329
   0.05%, issued 11/28/08, due 12/01/08                     3,261          3,261
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,258)                                                              4,259
                                                                    ------------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 11/30/08 the tax basis cost of the fund's investments was $244,211 and the unrealized appreciation and depreciation were $4,824 and ($18,046), respectively, with a net unrealized deppreciation of ($13,222).

(a)  Variable-rate security.

(b)  Callable security.

SCHWAB PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $11,234 or 5.4% of net assets.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

In addition to the above, the fund held the following at 11/30/08. All numbers are x 1,000 except number of futures contracts.

                                           NUMBER OF   CONTRACT     UNREALIZED
                                           CONTRACTS     VALUE    GAINS / LOSSES
FUTURES CONTRACTS

FUTURE CONTRACT - LONG
--------------------------------------------------------------------------------
10 YEARS, LONG, U.S. TREASURY
   NOTE, expires 03/20/09                         20      2,419              74
                                                                  --------------

FUTURE CONTRACT - SHORT
--------------------------------------------------------------------------------
30 YEARS, SHORT, U.S. TREASURY
   NOTE, expires 03/20/09                        (10)    (1,275)            (66)
                                                                  --------------
NET UNREALIZED GAINS                                                          8
                                                                  --------------

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                    SECURTIES*
---------------------------------------------                     --------------
Level 1 - Quoted Prices                                           $       38,873
Level 2 - Other Significant Observable Inputs                            191,539
Level 3 - Significant Unobservable Inputs                                    577
                                                                  --------------
TOTAL                                                             $      230,989
                                                                  --------------

*    Other Financial Instruments include future contracts of $8.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

SCHWAB PREMIER INCOME FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                      VALUE OF
                                                                   INVESTMENT IN
                                                                     SECURITIES
                                                                   -------------
Balance as of 08/31/08                                             $        849
Accrued discount/premiums                                                    15
Realized gain/loss                                                            2
Change in unrealized appreciation (depreciation)                           (343)
Net purchases (sales)                                                        (4)
Transfer in and/or out of Level 3                                            58
                                                                   -------------
Balance as of 11/30/08                                             $        577
                                                                   -------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments


By: /s/ Randall W. Merk
    ------------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 01/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ------------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: 01/22/09

By: /s/ George Pereira
    ------------------------------------
    George Pereira
    Principal Financial Officer

Date: 01/22/09